File No. 33-61542 and 811-7662

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


           [   ]  Pre-Effective Amendment No.
                                               ------

           [ X ]  Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

                                   ----------


                         ACCOLADE FUNDS/MEGATRENDS FUND
               (Exact Name of Registrant as Specified in Charter)


                                 (800) 426-6635
              (Registrant's Telephone Number, Including Area Code)


                               7900 Callaghan Road
                            San Antonio, Texas 78229
                    (Address of Principal Executive Offices)


                                 Thomas D. Tays
                               7900 Callaghan Road
                            San Antonio, Texas 78229
                     (Name and Address of Agent for Service)


Approximate  Date of Proposed  Public  Offering:  Registrant  proposed that this
Registration Statement will become effective pursuant to Rule 488 under the Securities Act of 1933.

Pursuant to Rule 473(b), the registration statement shall hereby become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933. The Registrant, pursuant to Rule 461, hereby requests acceleration of its effective date to October 15, 1996.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest, without par value, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant's Rule 24f-2 Notice for its most recent fiscal year was filed on November 28, 1995.

================================================================================

                                 MegaTrends Fund
                                    series of
                                 ACCOLADE FUNDS
                              Cross Reference Sheet
                           Items Required by Form N-14



                       ITEM CAPTION              LOCATION IN FOLLOWING MATERIAL
           -----------------------------------   ------------------------------

Part A. INFORMATION REQUIRED IN THE PROSPECTUS

Item  1.   Beginning of Registration Statement   COVER PAGE OF REGISTRATION
           and Outside Front Cover Page of       STATEMENT; FRONT COVER OF
           Prospectus                            PROSPECTUS/PROXY STATEMENT

Item 2.    Beginning and Outside Back Cover      TABLE OF CONTENTS
           Page of Prospectus

Item 3.    Fee Table, Synopsis Information and   SUMMARY
           Risk Factors

Item 4.    Information About the Transaction     SUMMARY; THE PROPOSED
                                                 REORGANIZATION

Item 5.    Information About the Registrant      COMBINED PROSPECTUS AND
                                                 PROXY STATEMENT

Item 6.    Information About the Company         COVER PAGE; SUMMARY OF THE
           Being Acquired                        PORTFOLIO OF THE MEGATRENDS
                                                 FUND; ADDITIONAL INFORMATION
                                                 ABOUT THE ACCOLADE FUNDS;
                                                 MISCELLANEOUS

Item 7.     Voting Information                   COVER PAGE, NOTICE OF SPECIAL
                                                 MEETING OF SHAREHOLDERS;
                                                 SUMMARY; ADDITIONAL INFORMATION
                                                 RELATING TO VOTING MATTERS

Item 8.     Interest of Certain Persons and      THE PROPOSED REORGANIZATION
            Experts

Item 9.     Additional Information Required      NOT APPLICABLE
            for Reoffering by Persons Deemed
            to be Underwriters

Part B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 10.    Cover Page                           COVER PAGE

Item 11.    Table of Contents                    NOT APPLICABLE

Item 12.    Additional Information               REGISTRANT'S PROSPECTUS,
            about the Registrant                 INCLUDED AS EXHIBIT II

Item 13.    Additional Information about         NOT APPLICABLE
            the Company Being Acquired

Item 14.    Financial Statements                 NOT APPLICABLE

Part  C.  OTHER INFORMATION

Item 15.    Indemnification                      INCLUDED UNDER ITEM 15 OF
                                                 PART C

Item 16.    Exhibits                             INCLUDED AT END OF EDGAR
                                                 SUBMISSION

Item 17.    Undertakings                         SIGNATURE PAGE

SIGNATURES                                       SIGNATURE PAGE

================================================================================

[LETTER TO SHAREHOLDERS]

                           LEEB PERSONAL FINANCE TRUST
                           LEEB PERSONAL FINANCE FUND
                              45 Rockefeller Plaza
                                   Suite 2570
                            New York, New York 10111


                               October 15, 1996


Dear Shareholder:


     We are pleased to invite you to attend a special meeting (the "Meeting") of the shareholders of the Leeb Personal Finance Fund ("Personal Finance Fund"), a series of the Leeb Personal Finance Investment Trust ( "Leeb Trust") to be held at 7900 Callaghan Road, San Antonio, Texas 78229 on November 15, 1996 at 3:00 p.m., Central Standard Time. The Meeting has been called to consider, among other things, the approval of an Agreement and Plan of Reorganization (the "Plan") pursuant to which the Personal Finance Fund will be reorganized into the MegaTrends Fund, a new series of the Accolade Funds ("Accolade Trust"), a Massachusetts business trust. The MegaTrends Fund will have the same investment objectives and policies as the Personal Finance Fund. If the Plan is approved by shareholders constituting a "majority" of outstanding shares [as defined in the Investment Company Act of 1940 ("1940 Act")], upon consummation of the reorganization, shareholders will each receive shares of the MegaTrends Fund equal in value to the value of their Personal Finance Fund shares at the time of the reorganization. The Plan provides for the reorganization to be consummated on or about November 15, 1996. You may continue to purchase and redeem shares until the close of business on November 14, 1996 (the business day prior to the reorganization).

     Currently Leeb Investment Advisors is the investment advisor of the Personal Finance Fund. U.S. Global Investors, Inc. ("USGI") will be the investment advisor to the MegaTrends Fund, and Money Growth Institute, Inc. will be the sub-adviser responsible for daily management of the investment portfolio. Dr. Stephen Leeb, president of Leeb Investment Advisors, will continue to serve as the MegaTrends Fund portfolio manager.

     The reorganization will not affect the net asset value of your investment. On the day of reorganization, your shares of the Personal Finance Fund will be exchanged, without cost and on a tax-free basis, for shares of equivalent value of the MegaTrends Fund. Approval of the reorganization could result in more efficient operations and expanded shareholder services.

     Shareholders of the MegaTrends Fund will enjoy services offered by the United Services family of funds, including exchange privileges with a number of funds designed to meet different investment needs.

     YOUR BOARD OF TRUSTEES HAS UNANIMOUSLY APPROVED THE REORGANIZATION AND RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL CONTAINED IN THE COMBINED PROXY STATEMENT AND PROSPECTUS ATTACHED HERETO.

     Please take a moment to review the attached Combined Proxy Statement and Prospectus. Then sign and return your proxy card in the enclosed postage paid envelope. Remember to sign and return all proxy cards you receive whether you are voting for or against the proxy.

     We appreciate your commitment to the Leeb Personal Finance Fund, and look forward to your continuing support as a shareholder.

                                       Yours truly,



                                       Stephen Leeb, President
                                       Leeb Personal Financial Investment Trust

================================================================================

[NOTICE OF SHAREHOLDER MEETING]

                            NOTICE OF SPECIAL MEETING
                                 OF SHAREHOLDERS
                                       OF
                     LEEB PERSONAL FINANCE INVESTMENT TRUST
                           LEEB PERSONAL FINANCE FUND

     Notice is hereby given that a Special Meeting of Shareholders of Leeb Personal Finance Trust - Leeb Personal Finance Fund (the "Personal Finance Fund") will be held in the Board Room of U.S. Global Investors, Inc. ("USGI" or the "Advisor"), 7900 Callaghan Road, San Antonio, Texas 78229 on November 15, 1996 at 3:00 p.m., Central Standard Time, for the following purposes:

ITEM 1. To approve or disapprove of a plan of reorganization providing for:

     (a) the transfer of all the assets of the Personal Finance Fund to a newly-created series of Accolade Funds named the MegaTrends Fund (the "MegaTrends Fund") in exchange for shares of the MegaTrends Fund;

     (b)  the  pro  rata   distribution   of  such  MegaTrends  Fund  shares  to
          shareholders of the Personal Finance Fund; and

     (c) the dissolution and deregistration of the Personal Finance Fund as an investment company.

A vote in favor of Item 1 will be deemed to be a vote to authorize the Personal Finance Fund, as the sole shareholder of the MegaTrends Fund, to:

     (a) approve an Advisory Agreement between the MegaTrends Fund and the Advisor, and a Sub-Advisory Agreement among the Fund, the Advisor, and Money Growth Institute, Inc. (the "Sub-Advisor");

     (b)  approve  the  proposed   Distribution  Plan  for  the  shares  of  the
          MegaTrends Fund; and

     (c) ratify the selection of Price Waterhouse LLP as independent accountant of the MegaTrends Fund for the current fiscal year.

ITEM 2. To consider and act upon any other matters which may properly come before this meeting.


                                       By Order of the Board of Trustees
                                       John F. Splain, Secretary

October 15, 1996

================================================================================

[COMBINED PROSPECTUS] AND PROXY STATEMENT
                           LEEB PERSONAL FINANCE FUND

                     COMBINED PROSPECTUS AND PROXY STATEMENT
                             DATED OCTOBER 15, 1996

     This combined prospectus and proxy statement includes this cover page, a Notice of Special Meeting of Shareholders of the Leeb Personal Finance Fund, a series of the Leeb Personal Finance Investment Trust (the "Personal Finance
Fund"), a proxy statement, a form of proxy and the current prospectus for the MegaTrends Fund (the "Fund"), a newly-established series of Accolade Funds.

     If the proposed reorganization described herein is approved, the Personal Finance Fund will transfer all of its assets to the MegaTrends Fund, and Personal Finance Fund shareholders will receive shares of the MegaTrends Fund in exchange for their Personal Finance Fund shares.

     The MegaTrends Fund is an open-end diversified investment company. The investment objective of the MegaTrends Fund is the same as that of the Personal Finance Fund, primarily to seek long-term capital appreciation consistent with the preservation of capital. Earning current income from dividends, interest and short-term capital gains is a secondary objective.

     The principal executive offices of the Personal Finance Fund are located at 45 Rockefeller Plaza, Suite 2570, New York, NY 10111 (1-800-224-LEEB). The principal executive offices of the MegaTrends Fund are located at 7900 Callaghan Road, San Antonio, Texas 78229 (1-800-524-LEEB).

     This combined prospectus and proxy statement sets forth concisely the information that a shareholder of the Personal Finance Fund should understand before voting on the proposed reorganization. It should be read and retained for future reference.

     The prospectuses and Statements of Additional Information of both the Personal Finance Fund and the MegaTrends Fund, and the 1996 annual report of the Personal Finance Fund, including financial statements, are on file with the Securities and Exchange Commission (the "SEC" or the "Commission"). The
MegaTrends Fund prospectus and Statement of Additional Information, dated October 15, 1996, are incorporated by reference into this combined prospectus and proxy statement. The MegaTrends Fund prospectus is included with this document as Exhibit II. The MegaTrends Fund Statement of Additional Information is available, without charge, by writing to or calling U.S. Global Investors, Inc. at the number listed above.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                                         Combined Prospectus and Proxy Statement
                                                                          Page 1

                                    SYNOPSIS

1. INTRODUCTION

     A meeting of shareholders has been called to consider, among other things, the approval of an agreement and plan of reorganization (the "Plan") pursuant to which the Leeb Personal Finance Fund ("Personal Finance Fund") will be reorganized into the MegaTrends Fund (the "Fund"), a new series of the Accolade Funds ("Accolade Trust"), a Massachusetts business trust. The MegaTrends Fund will have the same investment objectives and policies as the Personal Finance Fund. If the Plan is approved by shareholders constituting a "majority" of outstanding shares [as defined in the Investment Company Act of 1940 ("1940 Act")], upon consummation of the reorganization, shareholders will each receive shares of the MegaTrends Fund equal in value to the value of their Personal Finance Fund shares at the time of the reorganization. The Plan provides for the reorganization to be consummated on or about November 15, 1996.

     Currently Leeb Investment Advisors is the investment advisor of the Personal Finance Fund. US Global Investors, Inc. ("USGI" or the "Advisor") will be the investment advisor to the MegaTrends Fund, and Money Growth Institute, Inc. (the "Sub-Advisor") will be the sub-advisor responsible for daily management of the investment portfolio. Dr. Stephen Leeb, president of both Leeb Investment Advisors and Money Growth Institute, Inc., will continue to serve as the MegaTrends Fund portfolio manager.

2. SHAREHOLDERS MEETING

     A meeting of shareholders will be held in the Advisor's board room, 7900 Callaghan Road, San Antonio, Texas 78229 on November 15, 1996 at 3:00 p.m., Central Standard Time, for the following purposes:

     ITEM 1. To approve or disapprove of a plan of reorganization providing for:

          (a) the transfer of all the assets of the Personal Finance Fund to a newly-created series of Accolade Funds named the MegaTrends Fund (the "Fund") in exchange for shares of the MegaTrends Fund;

          (b) the pro rata distribution of such MegaTrends Fund shares to shareholders of the Personal Finance Fund; and

          (c) the dissolution and deregistration of the Personal Finance Fund as an investment company.

          A vote in favor of Item 1 will be deemed to be a vote to authorize the Personal Finance Fund, as the sole shareholder of the MegaTrends Fund, to:

          (a) approve an Advisory Agreement between the MegaTrends Fund and the Advisor and a Sub-Advisory Agreement among the Fund, the Advisor, and Money Growth Institute, Inc. (the "Sub-Advisor");

          (b) approve the proposed Distribution Plan for the shares of the MegaTrends Fund; and

          (c) ratify the selection of Price Waterhouse LLP as independent accountant of the MegaTrends Fund for the current fiscal year.

     ITEM 2. To consider and act upon any other matters which may properly come before this meeting.

     The enclosed proxy is solicited by and on behalf of the management of Leeb Personal Finance Trust - Leeb Personal Finance Fund. In addition to the solicitation of proxies by mail, officers and employees of the Personal Finance Fund may solicit in person or by telephone. Persons holding stock as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting materials to their principals.

     Holders of record as of the close of business on September 17, 1996 are entitled to vote at the meeting or any adjourned session. As of the record date there were issued and outstanding approximately 2,480,000 shares of beneficial interest of the Personal Finance Fund.

--------------------------------------------------------------------------------
                                         Combined Prospectus and Proxy Statement
                                                                          Page 2

     Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the persons named as proxies will vote in favor of the proposals set forth in the Notice of Meeting and Proxy Statement. Proxies may be revoked at any time before they are exercised by the subsequent execution and submission of a revised proxy, by written notice of revocation to the Secretary of the Personal Finance Fund, or by voting in person at the meeting. The business address of the Personal Finance Fund is 45 Rockefeller Plaza, Suite 2570, New York, New York 10111.

     A copy of the Personal Finance Fund's annual report for the fiscal year ended June 30, 1996, including financial statements, has been mailed to each shareholder of the Personal Finance Fund as of the record date. This combined proxy statement and prospectus was mailed to shareholders on or about October 15, 1996.

3. SUMMARY OF FUND FEES AND EXPENSES

     The following summary is provided to assist you in understanding the various costs and expenses a shareholder in the Personal Finance Fund or MegaTrends Fund could bear directly or indirectly.

                                                          PERSONAL
                                                          FINANCE   MEGATRENDS
     SHAREHOLDER TRANSACTION EXPENSES                       FUND       FUND

     Maximum Sales Load                                     None       None
     Redemption Fee                                         None       None
     Administrative Exchange Fee                            $0         $ 5
     Account Closing Fee (does not apply to exchanges)      $0         $10
     Wire Transfer Fee                                      $8         $10
     Trader's Fee (shares held less than 30 days)           0%         0.25%

     ANNUAL FUND OPERATING EXPENSES (AS A
     PERCENTAGE OF AVERAGE NET ASSETS)

     Management Fees                                        1.00%      1.00%
     12b-1 Fees                                             0.00%      0.25%
     Other Expenses, including Transfer Agency              1.10%      0.71%
       and Accounting Services Fees
     Total Fund Operating Expenses                          2.10%      1.96%

     Annual fund operating expenses for the Personal Finance Fund are based upon operating results for the fiscal year ended June 30, 1996, adjusted for waiver of management fees. After voluntary fee waivers, the Personal Finance Fund had net management fees of 0.42% and total fund operating expenses of 1.50%.

     Annual fund operating expenses for the MegaTrends Fund are based upon a restatement of operating results for the Personal Finance Fund June 30, 1996 fiscal year end. The restatement is an estimate of the results which the Personal Finance Fund might have achieved had it been operating as a series of the Accolade Trust with the proposed agreements in place. The MegaTrends Fund does not intend to waive or reduce its total fund operating fees.

4. PERSONAL FINANCE FUND FINANCIAL HIGHLIGHTS

     The following per share data and ratios for a share of beneficial interest outstanding throughout each fiscal period have been audited by Arthur Andersen LLP. The related unaudited financial statements are available upon request and have been incorporated by reference into the Statement of Additional Information ("SAI"). In addition to the data set forth below, further information about the performance of the Personal Finance Fund is contained in the SAI which may be obtained without charge by writing to or calling U.S. Global Investors, Inc. at 1-800-524-LEEB.

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                                         Combined Prospectus and Proxy Statement
                                                                          Page 3

     Per share data for a share outstanding throughout each period is as follows:

                                                         YEAR ENDED JUNE 30,
                                     ---------------------------------------------------------
                                         1996        1995      1994        1993        1992(1)
                                     ---------------------------------------------------------
Net asset value at beginning of ...... $ 11.17     $ 10.29   $ 10.84     $ 10.36     $ 10.00
period                                 -------     -------   -------     -------     -------

Income from investment
operations:
  Net investment income ..............    0.17        0.28      0.19        0.15        0.16
  Net realized and unrealized ........    1.72        0.95     (0.35)       0.55        0.51
  gains (losses) on investments        -------     -------   -------     -------     -------
Total from investment operations .....    1.89        1.23     (0.16)       0.70        0.67
                                       -------     -------   -------     -------     -------
Dividends and distributions:
  Dividends from net investment ......   (0.17)      (0.28)    (0.19)      (0.15)      (0.16)
  income(2)
  Distributions from net realized ....   (1.61)      --        (0.20)      (0.07)      (0.15)
  gains(2)
  In excess of net realized gains ....   (0.01)      (0.07)       --          --         --
                                       -------     -------   -------     -------     -------
Total dividends and distributions ....   (1.79)      (0.35)    (0.39)      (0.22)      (0.31)
                                       -------     -------   -------     -------     -------
Net asset value at end of period ..... $ 11.27     $ 11.17   $ 10.29     $ 10.84     $ 10.36
                                       =======     =======   =======     =======     =======
Total return .........................   17.10%      12.20%    (1.50%)      6.79%       7.94%(4)
                                       =======     =======   =======     =======     =======
Net assets at end of period .......... $27,945     $32,976   $45,523     $58,955     $28,340
                                       =======     =======   =======     =======     =======
(000's)

Ratio of expenses to average net .....    1.50%       1.50%     1.50%       1.50%       1.47%(4)
assets(3)

Ratio of net investment income to ....    1.30%       2.36%     1.65%       1.60%      2.21%(4)
average net assets

Portfolio turnover rate ..............  115.00%     163.00%   143.00%      83.00%     75.00%(4)
----------------------------------

     1 Represents the period from the date of public offering (October 21, 1991) through June 30, 1992. No income was earned or expenses incurred from the start of business through the date of public offering.

     2 For the period ended June 30, 1992, the per share data was calculated using average shares outstanding throughout the period, whereas for subsequent periods, the per share data was calculated based upon actual distributions. For the period ended June 30, 1992, actual distributions per share from net investment income and from net realized gains from security transactions amounted to $.11 and $.08, respectively.

     3 Ratios of expenses to average net assets assuming no waiver of fees or reimbursement of expenses by the Advisor was 2.10%, 1.98%, 1.81%, 1.95%, and 2.71%4 for the periods ended June 30, 1996, 1995, 1994, 1993, and 1992, respectively.

     4 Annualized.

     The financial statements of the Personal Finance Fund have been audited by Arthur Andersen LLP, independent accountant, for the periods indicated in said firm's reports thereon which are included in the 1996 annual report to shareholders. Such financial statements have been referred to herein in reliance on the reports of Arthur Andersen LLP given on the authority of said firm as experts in auditing and accounting.

--------------------------------------------------------------------------------
                                         Combined Prospectus and Proxy Statement
                                                                          Page 4

5. INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

     The Personal Finance Fund and MegaTrends Fund are subject to the informational requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, and in accordance therewith, file reports, proxy material and other information with the Securities and Exchange Commission. Such reports, proxy material and other information can be inspected and copied at the Public Reference Room maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and copies of such material can be obtained at prescribed rates from the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549.

6. INVESTMENT OBJECTIVES AND RESTRICTIONS

     The primary objective of the Personal Finance Fund is to seek long-term capital appreciation consistent with the preservation of capital. Earning current income from dividends, interest and short-term capital gains is a secondary objective. The MegaTrends Fund, which has not yet commenced operations, has investment objectives identical to those of the Personal Finance Fund.

     The MegaTrends Fund investment limitations are identical to the Personal Finance Fund investment limitations. The investment limitations for the MegaTrends Fund are described in the section entitled "Investment Objectives, Investment Policies, and Risk Considerations" in the MegaTrends Fund prospectus (see Exhibit II), and in the section entitled "Investment Limitations" of its Statement of Additional Information.

7. DIFFERENCES BETWEEN THE PERSONAL FINANCE AND MEGATRENDS FUNDS

     As a new series of Accolade Funds, MegaTrends Fund shareholders will enjoy many privileges, including exchange privileges with funds in the United Services family of funds.

     Purchase and redemption procedures for the Personal Finance Fund and MegaTrends Fund are similar. Shareholders in either fund may purchase or redeem shares at their net asset value, without sales charge or commission, on any business day the MegaTrends Fund is open. The Personal Finance Fund requires an initial investment of at least $2,500 while $5,000 is required for an initial purchase in the MegaTrends Fund. The MegaTrends Fund will waive its $5,000 investment minimum for Personal Finance Fund shareholders owning less than $5,000 of the Personal Finance Fund as of the closing date. A complete discussion of purchase and redemption procedures for the MegaTrends Fund is contained in the MegaTrends Fund prospectus included as Exhibit II.

     The Advisor will also contribute marketing, legal, compliance, and administrative support beyond that contributed by the current advisors to the Leeb Personal Finance Fund. As a member of the United Services family of funds, the MegaTrends Fund may be more attractive to potential shareholders than the Personal Finance Fund, leading to an increase in net assets. An increase in net assets will generally benefit shareholders by decreasing the fund's annual expense ratio.

8. PRINCIPAL RISK FACTORS

     Because the Personal Finance Fund and the MegaTrends Fund have identical investment objectives and restrictions, their principal risk factors are also identical. Following is a summary of the MegaTrends Fund principal risk factors. A more complete discussion of risks is contained in the MegaTrends Fund prospectus and Statement of Additional Information.

     The MegaTrends Fund should be viewed essentially as an equity fund since it is expected that, unless the MegaTrends Fund is in a defensive posture, the majority of its assets will be held in common stocks most of the time. The MegaTrends Fund, however, may from time to time have a significant portion, and possibly all, of its assets in debt securities, including both shorter and longer term market instruments.

     Investments in equity and debt securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors. Debt securities also are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. As a result, the return and net asset value of the MegaTrends Fund will fluctuate.

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                                         Combined Prospectus and Proxy Statement
                                                                          Page 5

     The stock selection approach within the equity sector of the MegaTrends Fund portfolio can best be characterized in the vernacular of the investment business as a "value" orientation. That is, great emphasis is placed on "value" parameters, such as having a strong balance sheet, and/or having substantial free cash flow, and/or having a record of rising dividends, and/or having a high dividend yield. In addition, companies in whose equities the Fund may invest will predominantly have large capitalizations in terms of total market value.

     The Sub-Advisor determines the asset allocation of the Fund portfolio primarily upon the basis of market timing techniques developed by Dr. Stephen Leeb and his staff. Historical evidence indicates that correctly timing portfolio allocations among asset classes has been an extremely difficult investment strategy to implement successfully. While Dr. Leeb has substantial experience in applying market timing techniques, there can be no assurance that the Sub-Advisor will correctly anticipate relative asset class performance on a consistent basis in the future.

9. TAX CONSEQUENCES

     Prior to completion of the reorganization, the MegaTrends Fund will have received from counsel an opinion that, upon the reorganization and the transfer of the assets of the Personal Finance Fund in conformance with section 368 of the Internal Revenue Code, no gain or loss will be recognized by the Personal Finance Fund or its shareholders for Federal income tax purposes; the holding period and tax basis of shares of the MegaTrends Fund that are received by each Personal Finance Fund shareholder will be the same as the holding period and tax basis of the shares of the Personal Finance Fund previously held by such shareholder; and the holding period and tax basis of the assets of the MegaTrends Fund as a result of the reorganization will be the same as that of the Personal Finance Fund immediately prior to the reorganization.

                           THE PROPOSED REORGANIZATION

1. REASONS FOR THE PROPOSED REORGANIZATION

     The Personal Finance Fund is presently managed by Leeb Investment Advisors ("LIA"), a joint venture of PF Funds Group, Inc. (the "Funds Group") and Money Growth Institute, Inc.. Historically, the Funds Group has provided marketing and other services to the Personal Finance Fund, whereas Money Growth Institute, Inc., owned and controlled by Dr. Stephen Leeb, has been responsible for managing the Personal Finance Fund portfolio of investments. In early 1996, the Funds Group informed Money Growth Institute, Inc. that it was seeking to end its provision of marketing and other services to the Personal Finance Fund. After considering whether it would be feasible for Money Growth Institute, Inc. to assume the tasks then performed by the Funds Group, Dr. Leeb concluded that it would be advisable to seek a new partner to provide such marketing and other services to the Personal Finance Fund. After discussions with a number of possible such ventures, Dr. Leeb selected the Advisor.

     In order to maximize the benefits to the Personal Finance Fund's current shareholders, Dr. Leeb and the Advisor proposed to create the MegaTrends Fund as a new member of the United Services family of funds with the same investment objectives and restrictions as the Personal Finance Fund, and to sell the assets of the Personal Finance Fund to the MegaTrends Fund in exchange for shares of the MegaTrends Fund. As a result of this transaction, each shareholder of the Personal Finance Fund will become a shareholder of the MegaTrends Fund, and the MegaTrends Fund will succeed to the assets of the Personal Finance Fund. As a result of the Sub-Advisory Agreement between the Advisor and Money Growth Institute, Inc., Dr. Leeb will continue to serve as portfolio manager to the MegaTrends Fund following the transactions described herein.

     The MegaTrends Fund will be a member of the United Services family of funds whose shareholders enjoy many privileges, including exchange privileges with other funds in the United Services family of funds. The Advisor can also contribute marketing, legal, compliance, and administrative support beyond that contributed by the current advisors to the Leeb Personal Finance Fund. As a member of the United Services family of funds, the MegaTrends Fund may be more attractive to potential shareholders than the Personal Finance Fund, leading to an increase in net assets. An increase in net assets will generally benefit shareholders by decreasing the Fund's annual expense ratio.

     NO COMMISSIONS, SALES LOADS OR OTHER SIMILAR CHARGES WILL BE INCURRED BY SHAREHOLDERS IN CONNECTION WITH THE REORGANIZATION.

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     As a result of the reorganization,  an account will be established for each shareholder in the MegaTrends Fund. Each account will be credited with full and fractional shares of the MegaTrends Fund equal in value to the value of the shares of the Personal Finance Fund held by the shareholder immediately prior to the reorganization.

     Given this background, the officers and trustees of the Personal Finance Fund have carefully evaluated the Personal Finance Fund operational record since inception, giving careful consideration to the risks and opportunities of making changes. The officers and trustees have concluded that it would be in the best interest of the Personal Finance Fund and its shareholders that the assets of the Personal Finance Fund be acquired by the MegaTrends Fund.

 2. INVESTMENT OBJECTIVES, RESTRICTIONS, AND RISKS

     The investment objectives of both the Personal Finance Fund and the MegaTrends Fund are the same; that is, the primary investment objective of the Fund is to seek long-term capital appreciation consistent with the preservation of capital. Earning current income from dividends, interest and short-term capital gains is a secondary objective.

     Because the investment objective and investment restrictions of the MegaTrends Fund are identical to those of the Personal Finance Fund, an investment in the MegaTrends Fund will involve investment risks that are substantially the same as those of an investment in the Personal Finance Fund. Both funds should be viewed essentially as equity funds, since it is expected that, unless the fund is in a defensive posture, most of its assets will be held in common stocks most of the time. For a more complete description of investment risks, consult the attached MegaTrends Fund prospectus, Exhibit II.

3. THE AGREEMENT AND PLAN OF REORGANIZATION

     The terms and conditions under which the proposed reorganization may be consummated are set forth in the Agreement and Plan of Reorganization (the "Reorganization Agreement"), dated May 16, 1996, between the Personal Finance Fund and MegaTrends Fund. The Reorganization Agreement is attached as Exhibit I to this combined prospectus and proxy statement.

     THE CLOSING DATE

     The Reorganization Agreement provides that the MegaTrends Fund will acquire all of the assets of the Personal Finance Fund in exchange solely for shares of the MegaTrends Fund to be issued to shareholders of the Personal Finance Fund on November 15, 1996, or such later date as may be agreed upon by the parties (the "Closing Date"). Shareholders in the Personal Finance Fund will be issued the same number of full and fractional shares of the MegaTrends Fund as they held of the Personal Finance Fund as of the close of the New York Stock Exchange on the Closing Date. Immediately following the Closing Date, the Personal Finance Fund will dissolve and distribute pro rata to its shareholders of record, as of the close of business on the Closing Date, the shares of the MegaTrends Fund received by the Personal Finance Fund.

     EXPENSES OF THE REORGANIZATION

         The Personal Finance Fund and MegaTrends Fund will each bear such expenses of entering into and carrying out the provisions of the Reorganization Agreement as will be separately incurred by it. Expenses which the Personal Finance Fund will incur include its proposed liquidation and dissolution, and legal and accounting fees. It is estimated that these expenses will not exceed 0.50% of the Personal Finance Fund's net assets. The Advisor will pay the costs of the special meeting and proxy costs (including all costs of solicitation, printing and mailing of this Proxy Statement).

     TAX CONSEQUENCES

     Consummation of the proposed reorganization is conditioned upon receipt of an opinion of Fried, Frank, Harris, Shriver & Jacobson that the acquisition will qualify as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended, and that the proposed reorganization will not result in the recognition of gain or loss for Federal income tax purposes for either the Personal Finance Fund, the MegaTrends Fund or their respective shareholders. See Section 8(f) of the Reorganization Agreement.

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     ADDITIONAL INFORMATION CONCERNING THE AGREEMENT AND PLAN OF REORGANIZATION

     The Reorganization Agreement provides that the MegaTrends Fund will acquire all of the assets of the Personal Finance Fund in exchange solely for shares of beneficial interest of the MegaTrends Fund on the Closing Date, November 15, 1996 or such later date as may be agreed upon by the parties. Shareholders of the Personal Finance Fund will be issued the same number of full and fractional shares of the MegaTrends Fund as they held of the Personal Finance Fund as of the close of the New York Stock Exchange on the Closing Date. Personal Finance Fund shareholders will become shareholders of the MegaTrends Fund and will receive the same dollar amount in MegaTrends Fund shares as the shareholder had held in the Personal Finance Fund.

     The MegaTrends Fund is a newly established series of the Accolade Trust and has engaged in no business activities prior to this transaction. The MegaTrends Fund has no issued or outstanding shares.

     Immediately following the Closing Date, the Personal Finance Fund will dissolve and distribute pro rata to its shareholders of record as of the close of business on the Closing Date, the shares of the MegaTrends Fund received by the Personal Finance Fund. Such liquidation and distribution will be accomplished by the establishment of open accounts on the share records of the MegaTrends Fund in the names of such Personal Finance Fund shareholders and representing the respective pro rata number of shares of the MegaTrends Fund due such shareholders. Fractional shares of the MegaTrends Fund will be carried to the third decimal place. As promptly as practicable after the Closing Date, each holder of any outstanding certificate or certificates representing shares of the Personal Finance Fund may surrender the same to United Shareholder Services, Inc., as transfer agent for the MegaTrends Fund, and request in exchange therefore a certificate representing the number of whole shares of the MegaTrends Fund into which shares of the Personal Finance Fund theretofore represented by the certificate or certificates so surrendered shall have been converted. However, no fractional share certificates will be issued. The MegaTrends Fund will issue new certificates only upon written request. Until so surrendered, each outstanding certificate, which, prior to the Closing Date, represented shares of the Personal Finance Fund shall be deemed for all purposes to evidence ownership of the number of shares of MegaTrends Fund into which the former shares of the Personal Finance Fund have been converted.

     The consummation of the Reorganization Agreement is further subject to the customary conditions applicable to corporate reorganizations of this type as set forth in Section 8 of the Reorganization Agreement. Moreover, the Reorganization Agreement may be terminated and the reorganization abandoned at any time, before or after consent of the two parties, or by either party if any condition set forth in Section 8 has not been fulfilled by the other party or waived by the party entitled to its benefits.

4. SHAREHOLDER RIGHTS

     The MegaTrends Fund is a Massachusetts business trust, and the Personal Finance Fund is an Ohio business trust. Shareholders' rights are determined by their respective Declarations of Trust, By-Laws and applicable state law. Shares of both funds are fully paid and nonassessable. Holders thereof have noncumulative voting rights and equal rights with respect to dividends, assets and liquidations, but no preemptive rights. Neither fund is required to hold annual meetings of shareholders.

     Under Ohio law, shareholders of the Leeb Trust are statutorily protected against personal liability for the obligations of the Leeb Trust. Under Massachusetts law, the shareholders of the Accolade Trust could, under certain circumstances, be held personally liable for the obligations of the Accolade Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Accolade Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Accolade Trust or the trustees. The Master Trust Agreement provides for indemnification out of the Accolade Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Accolade Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Accolade Trust itself would be unable to meet its obligations.

     Trustees of the Leeb Trust have unlimited tenure. The members of the Board of Trustees of the Accolade Trust have staggered terms so that the tenure of at least 25% of the trustees expires every three years. The Accolade trustees serve in

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that  capacity for six-year  terms.  Thus,  neither Trust  ordinarily  will hold shareholder meetings unless otherwise required by the Investment Company Act of 1940.

     Shareholders of the Personal Finance Fund will not be entitled to any "dissenters rights" under Ohio law since the reorganization is between two open-end investment companies registered under the Investment Company Act of 1940. However, shareholders who find that the proposed reorganization does not meet their particular investment needs and objectives may consider two additional options: (1) they may exchange their holdings without sales commissions into another mutual fund in the United Services family of funds which is better suited to their goals, or (2) they may redeem shares for cash. These options are available to a Personal Finance Fund shareholder after the reorganization. Exchanges and redemptions are both taxable events so either action will result in the realization of a capital gain or capital loss to the shareholder, depending upon the original cost basis of the shareholder's investment.

     As of August 30, 1996 management is not aware of any shareholder owning 5% or more of the Personal Finance Fund's outstanding shares; officers and trustees, as a group, owned approximately 2% of the Personal Finance Fund's outstanding shares. As of August 30, 1996 the MegaTrends Fund did not have any outstanding shares.

5. CAPITALIZATION

     The following table shows the capitalization of the Personal Finance Fund and MegaTrends Fund as of June 30, 1996, and on a pro forma basis as of that date giving effect to the proposed acquisition of assets at net asset value

                                  PERSONAL
                                   FINANCE      MEGATRENDS      PRO FORMA
                                    FUND          FUND          COMBINED
                                 -----------    ----------     -----------
  Net Assets (000)               $27,945,285      $0.00        $27,945,285
  Net Assets Per Share           $     11.27      $0.00        $     11.27
  Shares Outstanding (000)         2,479,333          0          2,479,333

     The relative net asset values do not include the respective expenses of each fund connected with the reorganization; however, such expenses would not be expected to cause the net asset value to change by more than $.01 per share for either fund.

     Pro forma financial statements have not been prepared because the MegaTrends Fund has no assets and has not engaged in any operations, other than preparatory corporate actions such as filing a registration statement and preparing for the asset transfer from the Personal Finance Fund.

                            ADDITIONAL INFORMATION ON
                THE PERSONAL FINANCE FUND AND THE MEGATRENDS FUND

1. BACKGROUND

     The Personal Finance Fund made its initial public offering October 21, 1991. The objective in forming the Personal Finance Fund was to provide investors with an opportunity to have their money managed in conformance with principles developed by Dr. Stephen Leeb.

     The MegaTrends Fund was organized in 1996 as a new series of Accolade Funds. The objective in forming the MegaTrends Fund was to combine the marketing, legal, compliance and administrative expertise of the United Services family of funds with an opportunity to manage money in conformance with principles developed by Dr. Stephen Leeb.

2. INVESTMENT OBJECTIVE AND LIMITATIONS

     The primary objective of the Personal Finance Fund is to seek long-term capital appreciation consistent with the preservation of capital. Earning current income from dividends, interest and short-term capital gains is a secondary objective.

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

The Fund investment objectives are fundamental and as such may not be changed without the affirmative vote of the holders of a majority of its outstanding shares as defined in the Investment Company Act of 1940.

     The MegaTrends Fund, which has not yet commenced operations, has investment objectives identical to those of the Personal Finance Fund. The primary objective of the MegaTrends Fund is to seek long-term capital appreciation consistent with the preservation of capital. Earning current income from dividends, interest and short-term capital gains is a secondary objective. See "Investment Objectives, Investment Policies, and Risk Considerations" in the MegaTrends Fund prospectus, Exhibit II.

     The MegaTrends Fund investment limitations are identical to the Personal Finance Fund investment limitations. The investment limitations for the MegaTrends Fund are described in the section entitled "Investment Objectives, Investment Policies, and Risk Considerations" in the MegaTrends Fund prospectus and in the section entitled "Investment Limitations" of its Statement of Additional Information.

3. INVESTMENT ADVISOR AND SUB-ADVISOR

     The Personal Finance Fund employs LIA to manage the investment and reinvestment of the assets of the fund and to continuously review, supervise and administer the Fund investment program. LIA discharges its responsibilities subject to the control of the officers and trustees of the Personal Finance Fund. Dr. Stephen Leeb serves as portfolio manager of the fund.

     The Personal Finance Fund pays LIA a fee at an annual rate of 1% of the average value of the Fund's daily net assets. For the fiscal year ended June 30, 1996 the Personal Finance Fund paid LIA management fees equal to 0.40% (after waivers) of the average net assets of the fund.

     During the fiscal years ended June 30, 1996, 1995 and 1994, the Personal Finance Fund paid advisory fees of $127,519; $204,936; and $371,602 net of voluntary fee waivers.

     The MegaTrends Fund employs U.S. Global Investors, Inc. to manage its affairs. The Advisor will contract with Money Growth Institute, Inc. to manage the MegaTrends Fund investment portfolios subject to oversight by the Advisor and the Board of Trustees. To date the Accolade Trust has paid the Advisor $0.00 for its services to the MegaTrends Fund; the Accolade Trust has paid the Advisor for its services to a separate fund in the Accolade Trust.

     The Advisor and Sub-Advisor and the Advisory Agreements are discussed in this proxy in the section entitled "Advisory and Sub-Advisory Agreements."

     The MegaTrends Fund is a member of the United Services family of funds. Shareholders may exchange MegaTrends Fund shares for shares in other funds in the United Services family of funds. Shareholders are also entitled to a broad range of other services. See the section entitled "How to Exchange Shares" in the MegaTrends Fund prospectus.

4. TRANSFER AGENT, BOOKKEEPING AND ACCOUNTING, AND ADMINISTRATIVE SERVICES

     The Personal Finance Fund has retained MGF Service Corp. ("MGF"), P.O. Box 5354, Cincinnati, Ohio, to serve as its transfer agent, dividend paying agent and shareholder service agent. MGF receives for its services as transfer agent a fee payable monthly at an annual rate of $14 per account, provided, however, that the minimum fee is $1,000 per month.

     MGF Service Corp. also provides accounting and pricing services to the Personal Finance Fund. MGF Service Corp. receives $3,400 per month from the Fund for calculating daily net asset value per share.

     In addition, MGF Service Corp. has been retained to provide administrative services to the Personal Finance Fund. In this capacity, MGF Service Corp. supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. The Fund pays MGF Service Corp. a fee for these administrative services at the annual rate of 0.2% of the average value of its daily net assets up to $100 million, 0.175% of such assets from

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$100 million to $200 million, and 0.15% of such assets in excess of $200 million provided, however, that the minimum fee is $1,000 per month.

     The MegaTrends Fund has retained United Shareholder Services Inc. ("USSI"), a wholly-owned subsidiary of the Advisor, to serve as its transfer agent, dividend paying agent and shareholder service agent. USSI receives for its services as transfer agent a fee payable monthly at an annual rate of $23 per account, with no minimum fee.

     USSI performs bookkeeping and accounting services and determines the daily net asset value for the Fund. Bookkeeping and accounting services are provided to the Fund at an asset based fee of 0.03% of the first $250 million average net assets, 0.02% of the next $250 million average net assets and 0.01% of average net assets in excess of $500 million--subject to an annual minimum fee of $24,000.

     The Advisor provides administrative services to the MegaTrends Fund at no additional cost.

5. EXPENSE RATIOS

     On June 30, 1996, the Personal Finance Fund had total net assets of approximately $28 million. For the fiscal year ended June 30, 1996, the Personal Finance Fund had an expense ratio of 2.10% of its average net assets prior to waivers of management fees. The expense ratio for the MegaTrends Fund is projected to be 1.96% of its average net assets, based upon a projection of $40 million in average net assets.

6. PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES

     Purchase and redemption procedures for the Personal Finance Fund and MegaTrends Fund are similar. Shareholders in either fund may purchase or redeem shares at their net asset value, without sales charge or commission, on any business day the fund is open. In addition, as members of the United Services family of funds, MegaTrends Fund shareholders enjoy exchange privileges which the shareholders of the Personal Finance Fund do not have.

     The Personal Finance Fund requires an initial investment of at least $2,500 while $5,000 is required for an initial purchase in the MegaTrends Fund. The MegaTrends Fund will waive its $5,000 investment minimum for Personal Finance Fund shareholders owning less than $5,000 of the Personal Finance Fund as of the Closing Date.

7. INCOME, DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     Both the Personal Finance Fund and MegaTrends Fund pay income dividends, if any, semi-annually and pay capital gains, if any, annually. Shareholders may elect to accept such dividends in additional shares or take them in cash.

8. LITIGATION

     The MegaTrends Fund is not involved in any litigation.

     On May 2, 1995, the Securities and Exchange Commission instituted administrative proceedings against several parties affiliated with the Personal Finance Fund, including Dr. Leeb. The order initiating the proceedings alleged that PF Funds Group, Inc. violated Section 17(a) of the Securities Act of 1933,
Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 thereunder, and Section 34(b) of the Investment Company Act of 1940 and alleged that certain of the other Respondents caused and willfully aided and abetted such violations. The order alleged that Respondents carried out a marketing strategy for the Personal Finance Fund that allegedly defrauded or operated as a potential fraud of actual and potential Fund investors. The order alleged that this marketing strategy involved the use of allegedly false advertisements concerning the Master Key, a market-timing program.

     Without admitting or denying any of the SEC's charges, Dr. Leeb and all other respondents agreed to an Offer and Settlement and to the issuance on January 16, 1996 of an Order Making Findings and Imposing Remedial Sanctions and a Cease and Desist Order. The SEC concluded that Dr. Leeb and other parties failed to adequately review or to take steps to ensure the accuracy of the advertisements and, accordingly, concluded that Dr. Leeb and others aided and abetted and caused the violations of Section 17(a)(2) of the Securities Act and
Section 34(b) of the 1940 Act. Dr. Leeb and others were each

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

censured, and each agreed to pay a $60,000 civil money penalty and to cease and desist from committing or causing any future violation of Section 17(a)(2) or
Section 34(b). In addition, the parties agreed to implement new procedures to ensure the accuracy of future advertising. Neither the Personal Finance Fund nor the Sub-Advisor was a party to the proceeding.

     In February, 1995 the Sub-Advisor reached an agreement in principle to resolve a contemplated administrative proceeding, providing for the Sub-Advisor and Dr. Leeb, without admitting or denying the allegations of the SEC, to consent to a cease and desist order concerning alleged violations of certain SEC record keeping regulations, payment of a fine, a censure of both the Sub-Advisor and Dr. Leeb, and an undertaking to implement the appropriate steps to correct these alleged record keeping deficiencies. Such agreement in principle is subject to acceptance by the SEC in the form of formal order and formal offer of settlement by the Sub-Advisor and Dr. Leeb.

     Three states issued orders against the Sub-Advisor for conducting advisory business in their states without prior registration as an investment advisor. The Sub-Advisor agreed to cease and desist such practice, paid fines, and registered in each state.

9. PORTFOLIO BROKERAGE

     A. THE PERSONAL FINANCE FUND

     The Personal Finance Fund directs substantially all of its portfolio transactions through Brimberg & Co., L.P., 540 Madison Avenue, New York, New York ( the "Underwriter"). The Underwriter serves as principal underwriter for the Personal Finance Fund and, as such, is the exclusive agent for the distribution of shares of the Personal Finance Fund. Although the Underwriter receives no direct compensation from the Fund for serving as principal underwriter, the Underwriter executes securities transactions on a "best execution" basis for the Fund portfolio securities. Francis A. Mlynarczyk, Jr., Executive Vice President of the Fund and Chief Administrative Officer of the Advisor, is a general partner in the Underwriter. Money Growth Institute, Inc., a partner in the Advisor, is among the limited partners in the Underwriter. During the fiscal year ended June 30, 1996, the Personal Finance Fund had a portfolio turnover ratio of 115%.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the advisor to the Personal Finance Fund may give consideration to sales of shares of the Personal Finance Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Personal Finance Fund. Subject to the requirements of the Investment Company Act of 1940 and procedures adopted by the Board of Trustees, the Personal Finance Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker which is (i) an affiliated person of the Personal Finance Fund, or (ii) an affiliated person of such person, or (iii) an affiliated person of an affiliated person of the Personal Finance Fund, its advisor, or the Underwriter.

     Decisions to buy and sell securities for the Personal Finance Fund and the placing of the Personal Finance Fund securities transactions and negotiation of commission rates, where applicable, are made by LIA and are subject to review by the Board of Trustees of the Personal Finance Fund. In the purchase and sale of portfolio securities, LIA seeks best execution for the Personal Finance Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. LIA generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. For the fiscal years ended June 30, 1996, 1995 and 1994, the Personal Finance Fund paid brokerage commissions of $120,408; $95,561; and $135,045, respectively.

     Generally, the Personal Finance Fund attempts to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Personal Finance Fund may be purchased directly from the issuer.

     LIA is specifically authorized to select brokers who also provide brokerage and research services to the Personal Finance Fund and/or other accounts over which LIA exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if LIA determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a

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

particular transaction or LIA's overall responsibilities with respect to the Personal Finance Fund and to accounts over which it exercises investment discretion.

     Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Personal Finance Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Personal Finance Fund and LIA, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by LIA in servicing all of its accounts, and not all such services may be used by the Advisor in connection with the Fund.

     The Personal Finance Fund has no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Underwriter, LIA, and other affiliates of the Personal Finance Fund may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. The Personal Finance Fund's former underwriter, Midwest Group Financial Services, Inc. ("Midwest Group," formerly Leshner Financial Services, Inc.), may be deemed to be an affiliate of the Personal Finance Fund by reason of having certain officers in common.

     During the fiscal year ended June 30, 1996, the Personal Finance Fund paid to the Underwriter brokerage commissions of $120,408 (which equals 100% of the total brokerage commissions paid by the Personal Finance Fund ) for effecting the Personal Finance Fund portfolio transactions involving the payment of brokerage commissions. During the fiscal years ended June 30, 1995 and 1994, the Personal Finance Fund paid to the Underwriter brokerage commissions of $94,361 and $135,045, respectively. The Personal Finance Fund will not effect any brokerage transactions in its portfolio securities with the Underwriter or Midwest Group Financial Services, Inc. if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Personal Finance Fund does not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Neither the Underwriter nor affiliates of the Personal Finance Fund, LIA or the Underwriter will receive reciprocal brokerage business as a result of the brokerage business transacted by the Personal Finance Fund with other brokers.

     B. THE MEGATRENDS FUND

     In executing portfolio transactions and selecting brokers or dealers, the MegaTrends Fund will seek the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided. Under the Advisory and Sub-Advisory Agreements the Advisor and Sub-Advisor are permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services. The Advisor and Sub-Advisor must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. In such case, the Board of Trustees will review the commissions paid by the MegaTrends Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained. The advisory fee of the Advisor would not be reduced by reason of its receipt of such brokerage and research services. To the extent that any research services of value are provided by broker-dealers through or with whom the MegaTrends Fund places portfolio transactions, the Advisor or Sub-Advisor may be relieved of expenses which they might overwise bear.

     Decisions to buy and sell securities for the MegaTrends Fund and the placing of the MegaTrends Fund securities transactions and negotiation of commission rates, where applicable, will be made by the Sub-Advisor and are subject to review by the MegaTrends Fund Advisor and Board of Trustees. In the purchase and sale of portfolio securities, the Sub- Advisor will seek best execution for the MegaTrends Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Advisor will generally seek favorable prices and commission rates that are reasonable in relation to the benefits received.

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     Generally,  the  MegaTrends  Fund will  attempt to deal  directly  with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Fund may be purchased directly from the issuer.

     Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the MegaTrends Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the MegaTrends Fund and the Advisor or Sub-Advisor, it may not be possible to place a dollar value on it. Research services furnished by brokers through whom the MegaTrends Fund effects securities transactions may be used by the Advisor or Sub-Advisor in servicing all of its accounts and not all such services may be used by the Advisor or Sub-Advisor in connection with the MegaTrends Fund.

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

1. BACKGROUND

     The Accolade Board of Trustees, including a majority of the independent trustees, has determined that it is in the best interest of shareholders of the MegaTrends Fund to approve Advisory and Sub-Advisory Agreements with the Advisor and Sub-Advisor. Accolade trustees considered the Advisor's and Sub-Advisor's investment capabilities and performance, marketing, legal, compliance and administrative support, the amount of the fee relative to similar mutual funds, and other factors in arriving at their decision. Dr. Stephen Leeb will continue as the MegaTrends Fund portfolio manager, and the Advisor will provide substantial marketing, legal, compliance, and administrative capabilities.

     Shareholders of the Personal Finance Fund are being asked to consider and authorize the Personal Finance Fund to approve Advisory and Sub-Advisory
Agreements as required by the 1940 Act. If both agreements are approved by shareholders, effective November 15, 1996 (or as soon as possible thereafter), the MegaTrends Fund will contract with the Advisor and Sub-Advisor to serve as advisor and sub-advisor for the MegaTrends Fund.

     If approved by shareholders, the Advisory and Sub-Advisory Agreements will continue for an initial two-year period. The agreements are renewable thereafter for successive one year periods, only if each renewal is specifically approved by a vote of the Board of Trustees, including the affirmative vote of a majority of the trustees who are not parties to the contract or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval. The agreements are automatically terminated if assigned, and may be terminated without penalty at any time (1) by vote of the Board of Trustees of the MegaTrends Fund upon 60 days' written notice to the Advisor or Sub-Advisor, (2) by the Advisor upon 60 days' written notice to the MegaTrends Fund and/or Sub-Advisor, or (3) by the Sub-Advisor on 90 days' written notice to the MegaTrends Fund and the Advisor.

2. THE ADVISOR AND ADVISORY AGREEMENT

     The Advisor is responsible for overall management of the Trust's business affairs. Frank E. Holmes is Chairman of the Board of Directors and Chief Executive Officer of the Advisor, as well as President and Trustee of the Trust. Since October 1989, Mr. Holmes has owned more than 25% of the voting stock of the Advisor and is its controlling person. The Advisor was organized in 1968. The Advisor serves as investment advisor to United Services Funds, a family of mutual funds with approximately $1.4 billion in assets.

     The Advisor provides to the Trust, and to the funds in the Trust, management and investment advisory services. The Advisor furnishes an investment program for the Fund, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of the MegaTrends Fund.

     The Advisor provides the Trust with office space, facilities and business equipment and provides the services of executive and clerical personnel for administering the affairs of the Trust. The Advisor pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Advisor will pay the costs of the special meeting and proxy costs, including all costs of solicitation, printing and mailing of this Proxy Statement.

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

     Investment decisions for the MegaTrends Fund are made independently from those of other investment companies advised by U.S. Global Investors, Inc.

     The Advisory Agreement with the Trust provides for the MegaTrends Fund to pay the Advisor a flat management fee of 1% of the Fund's average net assets.

     The Advisor may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for the MegaTrends Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client fund shares.

     It is proposed that United Shareholder Services Inc., a wholly owned subsidiary of the Advisor, will provide transfer agent and bookkeeping and accounting services to the MegaTrends Fund. See "Management of the Fund" for more information concerning the Advisor.

     In addition to the management fee, under the Advisory Agreement the MegaTrends Fund will continue to pay its own or its portion of each of the following types of expenses of the Accolade Trust which are properly allocated to such fund: its taxes (if any); brokerage commissions on portfolio transactions; custodian fees; extraordinary expenses; expenses of issuance and redemption of shares; charges of transfer agents and dividend disbursing agents; expenses of meetings of shareholders and trustees and of preparing, printing and mailing proxy materials; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of independent trustees; expenses of attendance by officers and trustees at professional meetings of the Investment Company Institute, the 100% No-Load Mutual Fund Council, or similar organizations, and membership dues of such organizations; costs of typesetting, printing and mailing the prospectus and periodic reports to current shareholders; fidelity bond premiums; costs of maintaining the books and records of the Trust; and any other charges and fees not specifically enumerated.

     The Advisory Agreement provides that the Advisor shall reimburse the MegaTrends Fund for expenses of the funds, inclusive of the management fee but exclusive of interest, taxes, brokerage fees and extraordinary items, which exceed the lowest expense limitation required by any state in which a fund is then making sales of its shares or in which its shares are then qualified for sale. The State of California has the most restrictive expense limitation, which on an annual basis is currently equal to 2.5% of the first $30 million of net assets of such fund, 2% of the next $70 million of net assets, and 1.5% of the remaining average net assets. At the end of the fiscal year, if the aggregate annual expenses chargeable to a fund for that year exceed the amount permissible under the foregoing limitation, the Advisor will be required to reimburse the fund. Such reimbursement will not be recovered by the Advisor in subsequent years. A copy of the Advisory Agreement is included as Exhibit III.

                   PRINCIPAL DIRECTORS AND EXECUTIVE OFFICERS
                   OF U.S. GLOBAL INVESTORS, INC. ("ADVISOR")

     NAME                     POSITION WITH THE ADVISOR -- PRINCIPAL OCCUPATION
-----------------            ---------------------------------------------------

JEROLD RUBINSTEIN            Mr.  Rubinstein  has been a Director of the Advisor
                             since October 1989. Since May 1986 he has served as
                             Chairman  of the  Board of  Directors  and as Chief
                             Executive   Officer   of   DMX   Inc.,    (formerly
                             International Cablecasting Technologies, Inc.), a publicly-traded media technology company.

ROY D. TERRACINA             Director  of  the  Advisor  since   December  1994.
                             Director  of  Security  Trust &  Financial  Company
                             since  August 1992.  Owner of Sunshine  Consulting,
                             investment     firm,     since     January    1994.
                             Owner/President   of  Sterling  Foods,  Inc.,  food
                             manufacturer, from May 1984 to December 1993.

FRANK E. HOLMES              Chairman  of  the  Board  of  Directors  and  Chief
                             Executive  Officer of U.S. Global  Investors,  Inc.
                             from  October   1989  to  present.   Has  held  and
                             continues to hold various executive positions with U.S. Global Investors, Inc. and its affiliates
                             (including mutual funds) since 1989.

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

     NAME                     POSITION WITH THE ADVISOR -- PRINCIPAL OCCUPATION
-----------------           ----------------------------------------------------

BOBBY D. DUNCAN             Director of the Advisor  since July, 1986, President
                            of U.S. Global Investors, Inc. since September 1995,
                            Chief  Operating   Officer  since  1993,  and  Chief
                            Financial Officer since March 1996. Has held and continues to hold various executive positions with U.S. Global Investors, Inc. and its affiliates
                            (including mutual funds) since 1985.

VICTOR FLORES               Vice   President,   Chief   Investment  Officer  and
                            Director  of  U.S.  Global  Investors,   Inc.  since
                            February  1994.  Has  held  and  continues  to  hold
                            various   executive   positions  with  U.S.   Global
                            Investors, Inc. and its affiliates (including mutual funds) since January 1988.

The business address of each person above is U.S. Global Investors, Inc., 7900 Callaghan, San Antonio, Texas 78229.

3. PROPOSED SUB-ADVISOR AND SUB-ADVISORY AGREEMENT

     Money Growth Institute, Inc., under an investment Sub-Advisory Agreement with the Trust to be dated November 15, 1996, will furnish investment advice and serve as Sub-Advisor for the MegaTrends Fund. Dr. Stephen Leeb, president of the Sub-Advisor and its controlling shareholder, is, and has been since the Personal Finance Fund's inception on October 21, 1991, the Fund's portfolio manager. The Sub-Advisor manages the composition of the portfolio and furnishes the Fund advice and recommendations with respect to its investments and its investment program and strategy, subject to the general supervision and control of the Advisor and the Trust's Board of Trustees.

     In consideration for such services, the Advisor will pay the Sub-Advisor for one year from the date of the Sub- Advisory Agreement a fee, on an annual basis, of (1) one percent (1%) of Fund assets of $40 million or less, (2) 75 basis points on assets between $40 and $50 million, and (3) 50 basis points on assets of $50 million and over. After one year, the Sub-Advisor will receive a fee, on an annual basis, of 50 basis points on all assets. A copy of the Sub-Advisory Agreement is attached as Exhibit IV.

     Prior to the effective date of the current Sub-Advisory Agreement, the Personal Finance Fund compensated LIA, an affiliate of the Sub-Advisor, at an annual rate of 1% of average net assets. However LIA agreed to waive a portion of its advisory fees so as to limit the Personal Finance Fund's total operating expense ratio to 1.50%.

     Dr. Leeb has been engaged in the business of providing investment advisory and portfolio management services for approximately 19 years. The business address of the Sub-Advisor is 45 Rockefeller Plaza, Suite 2570, New York, New York 10111. As the Fund portfolio manager, Dr. Leeb is primarily responsible for the day-to-day investment management of the MegaTrends Fund. The Sub-Advisor is an investment advisor with assets under management of approximately $40 million as of June 30, 1996, apart from the Personal Finance Fund. Dr. Leeb is editor of BALANCED, a highly regarded and award winning investment advisory newsletter, and THE BIG PICTURE, one of the nation's top market timing newsletters. Author of the acclaimed book, GETTING IN ON THE GROUND FLOOR, Dr. Leeb accurately forecast the great bull market of the 1980s and early 1990s. He is also the author of MARKET TIMING FOR THE NINETIES. He is now at work on a third book which will examine the investment and economic climate in the nineties and beyond. Dr. Leeb holds a Bachelor's Degree in Economics from The Wharton School of Business. He also received an M.A. in Psychology and Math and a Ph.D. in Psychology from the University of Illinois. Dr. Leeb has been quoted in numerous financial publications, and he has appeared on WALL STREET WEEK, NIGHTLY BUSINESS REPORT, CNN and CNBC.

                   PRINCIPAL DIRECTORS AND EXECUTIVE OFFICERS
                         OF MONEY GROWTH INSTITUTE, INC.


     NAME                  POSITION WITH THE SUB-ADVISOR -- PRINCIPAL OCCUPATION
---------------            -----------------------------------------------------

STEPHEN L. LEEB            Contract Editor of K.C.I. Communications,  Inc. since
                           January 1, 1990.  President/Director  of Money Growth
                           Institute,  Inc. since August 1984.  Chief Investment
                           Officer of Leeb Investment Advisors since April 1991.
                           President/Trustee of Leeb Personal Finance Investment
                           Trust since August 1991.  President/Director  of Leeb
                           Lines,    Inc.   from   May   1979   to   May   1995.
                           President/Director of Leeb Research Consultants, Inc.
                           since June 6, 1994.

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

     NAME                  POSITION WITH THE SUB-ADVISOR -- PRINCIPAL OCCUPATION
-----------------          -----------------------------------------------------

DONNA A. LEEB              Vice  President/Secretary/ Director  of  Money Growth
                           Institute,    Inc.    since   August    1984.    Vice
                           President/Secretary/Director    of   Leeb    Research
                           Consultants, Inc. since June 1994.

FRANCIS A. MLYNARCZYK, JR. General Partner of  Brimberg & Co., L.P. since August
                           1993. Limited Partner of Brimberg & Co., L.P. from January 1992 to July 1993. Chief Administration Officer of Leeb Investment Advisors since April 1991. Executive Vice President of Leeb Personal Finance Investment & Trust since August 1991. Chairman/President of Prospect Advisors, Inc. since May 1985. Senior Vice President of Brokaw Capital Management, Inc. from December 1982 to April 1985. General Partner of President Street Fund, L.P. since October 1988.

     The business address of each person above is Money Growth Institute, Inc., 45 Rockefeller Plaza, Suite 2570, New York, New York 10111.

4. PORTFOLIO TRANSACTIONS

     The MegaTrends Fund portfolio transactions were previously described in the section of this proxy statement entitled "Portfolio Brokerage."

                                DISTRIBUTION PLAN

     The Accolade Board of Trustees, including a majority of the independent trustees, has determined that there is a reasonable likelihood that shareholders of the MegaTrends Fund would benefit by the adoption of a Distribution Plan (Exhibit V) as authorized under Rule 12b-1 of the 1940 Act. The Distribution Plan would authorize the use of MegaTrends Fund assets to assist in the distribution of its shares. Shareholders may benefit from positive cash flows which may replace redeemed shares, facilitate portfolio management, and reduce expense ratios through economies of scale.

     The Personal Finance Fund is distributed through a broker-dealer who serves as the Fund's primary underwriter. Brimberg & Co., L.P., 540 Madison Avenue, New York, New York (the "Underwriter"), serves as principal underwriter for the Personal Finance Fund and, as such, is the exclusive agent for the distribution of shares of the Personal Finance Fund. Although the Underwriter receives no direct compensation from the Personal Finance Fund for serving as principal underwriter, the Underwriter executes securities transactions on a "best execution" basis for the Personal Finance Fund portfolio securities. Francis A. Mlynarczyk, Jr., Executive Vice President of the Personal Finance Fund, is a general partner in the Underwriter. Money Growth Institute, Inc., a partner in the Personal Finance Fund investment advisor, is among the limited partners in the Underwriter. During the fiscal year ended June 30, 1996, the Personal Finance Fund paid to the Underwriter brokerage commissions of $120,408.

     The MegaTrends Fund will be self-distributing and thus will not require the services of an underwriter. Shareholders are being asked to approve a plan of distribution authorized under Rule 12b-1 of the Investment Company Act of 1940 which would authorize the use of up to 0.25% of the MegaTrends Fund's average net assets on an annual basis to pay for distributing the MegaTrends Fund shares.

     If the Plan of Reorganization is approved by the requisite vote of shareholders and consummated, the MegaTrends Fund will have a Distribution Plan under Rule 12b-1 of the 1940 Act under which MegaTrends Fund assets may be utilized to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of MegaTrends Fund shares, including personal services provided to prospective and existing MegaTrends Fund shareholders, which include the costs of printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in understanding and dealing with the MegaTrends Fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto. MegaTrends Fund assets may be utilized to pay for or reimburse such expenditures provided the total amount expended pursuant to this Plan does not exceed 0.25% of net assets on an annual basis. For more information see "Distribution Plan" in the MegaTrends Fund Statement of Additional Information.

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

                      RATIFICATION OF PRICE WATERHOUSE LLP
                        AS INDEPENDENT PUBLIC ACCOUNTANT

     The Board of Trustees of the Accolade Funds, including a majority of the trustees who are not interested persons of the Accolade Funds, is recommending Price Waterhouse LLP to serve as independent public accountant of the MegaTrends Fund for its next fiscal period, subject to the right of the MegaTrends Fund to terminate such employment immediately without penalty by vote of a majority of the outstanding voting securities of the Personal Finance Fund at any meeting called for such purpose.

     Price Waterhouse LLP currently serves as independent accountants to all other funds in the United Services family of funds. The Board of Trustees'
recommendation of Price Waterhouse LLP was based on considerations of administrative convenience and cost efficiency, and did not involve any dispute with Arthur Andersen LLP, which serves as independent accountant of the Personal Finance Fund. The MegaTrends Fund Board of Trustees voted to select Price Waterhouse LLP to serve as the MegaTrends Fund independent accountant on May 8, 1996. The Board's selection is hereby submitted to the shareholders for ratification.

VOTE REQUIRED

     Approval of Item I, including the Agreement and Plan of Reorganization, the Advisory and Sub-Advisory Agreements, the Distribution Plan, and ratification of Price Waterhouse LLP as independent accountant requires the affirmative vote of the holders of a majority of the outstanding voting securities of the Personal Finance Fund, defined under the 1940 Act as the lesser of (i) a majority of the outstanding shares of a fund or (ii) 67% or more of the shares of a fund represented at the Special Meeting if more than 50% of the outstanding shares of the fund are present or represented by proxy at the Meeting. Abstentions and proxies with respect to shares held by a broker or other nominee that are not voted because the nominee lacks discretionary authority to vote the shares will be treated as follows. With respect to the first alternative (i) broker "non votes" and "abstentions" will have the effect of "no" votes. With respect to
(ii), broker "non votes" will have no effect and "abstentions" will have the effect of "no" votes.

     In the event that the shareholders of the Personal Finance Fund fail to approve Item I, the Board of Trustees of the Leeb Trust will consider alternative dispositions of the Personal Finance Fund's net assets, including the sale of assets to, or merger with, another investment company.

          THE TRUSTEES RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF
                                REORGANIZATION.

OTHER MATTERS

     As of August 30, 1996, officers and trustees of the Leeb Trust as a group owned approximately 2% of the total outstanding shares of the Personal Finance Fund, and the Leeb Trust is unaware of any shareholders holding more than 5% of the outstanding shares of the Personal Finance Fund as of such date.

     The Board of Trustees knows of no other business to be brought before the meeting. However, if any other matters come before the meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

     Further information about the MegaTrends Fund is contained in the accompanying MegaTrends Fund prospectus (Exhibit II). Shareholders of the Personal Finance Fund are urged to read this proxy statement and the prospectus carefully prior to executing and returning their proxies and to retain the prospectus for future reference.

--------------------------------------------------------------------------------
                                         Combined Prospectus and Proxy Statement
                                                                         Page 18

================================================================================

[FORM OF PROXY-FRONT]

           *Please fold and detach card at perforation before mailing*

                                      PROXY

                           LEEB PERSONAL FINANCE FUND

           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

     The undersigned hereby appoint(s) Susan B. McGee and Thomas D. Tays, and each of them, proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the Leeb Personal Finance Fund which the undersigned would be entitled to vote if personally present at the Special Meeting of the Shareholders of the Fund to be held on November 15, 1996 (the "Meeting").

     The undersigned hereby acknowledge(s) receipt of the Notice of Special Meeting of Shareholders and Combined Prospectus and Proxy Statement furnished in connection with the Meeting and hereby instruct(s) said proxies to vote said shares as indicated hereon. Both of the proxies present and acting at the meeting in person or by substitute (or, if only one shall be so present, then that one) shall have and may exercise all of the power and authority of said proxies hereunder. The undersigned hereby revoke(s) any proxy previously given.


               PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

               DATED  ...................,  1996

               Please sign exactly as your name appears on this proxy card. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in the full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.


                          ------------------------------------------------------
                                    ALL SIGNATURES IF HELD JOINTLY

 ................................................................................

[FORM OF PROXY-BACK]

           *Please fold and detach card at perforation before mailing*

     IF A CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED AS INDICATED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR PROPOSAL ONE. In their discretion, the proxies are authorized to vote upon such business as may properly come before the Meeting. The Board of Trustees recommends a vote FOR Proposal One.

     This proxy may be revoked at any time prior to exercise of the powers conferred by the proxy.

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW, AS SHOWN, USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK.

                                                       FOR   AGAINST   ABSTAIN
                                                       [ ]     [  ]      [ ]
1. PROPOSAL ONE: APPROVE A PLAN OF  REORGANIZATION
PROVIDING FOR:

     (a) the  transfer  of all the  assets  of the
     Personal  Finance  Fund  to  a  newly-created
     series of Accolade Funds named the MegaTrends
     Fund in exchange for shares of the MegaTrends
     Fund; (b) the pro rata  distribution  of such
     MegaTrends Fund shares to shareholders of the
     Personal    Finance   Fund;   and   (c)   the
     dissolution   and   deregistration   of   the
     Personal   Finance  Fund  as  an   investment
     company.  A vote in  favor  of Item 1 will be
     deemed to be a vote to authorize the Personal
     Finance Fund, as the sole  shareholder of the
     MegaTrends  Fund, to: (a) approve an Advisory
     Agreement between the MegaTrends Fund and the
     Advisor,  and a Sub-Advisory  Agreement among
     the  MegaTrends Fund, the  Advisor, and Money
     Growth Institute,  Inc.  (the "Sub-Advisor");
     (b) approve the  proposed  Distribution  Plan
     for  the shares  of the MegaTrends  Fund; and
     (c) ratify the selection of Price  Waterhouse
     LLP   as  independent   accountant   of   the
     MegaTrends Fund for the current fiscal year.

2.  TRANSACT  SUCH OTHER  BUSINESS AS MAY PROPERLY     [ ]     [  ]      [ ]
COME  BEFORE  THE   MEETING  OR  ANY   ADJOURNMENT
THEREOF.

================================================================================

[EXHIBIT II TO COMBINED PROSPECTUS AND PROXY STATEMENT - PROSPECTUS]


                                 ACCOLADE FUNDS

                                 MEGATRENDS FUND

                                   PROSPECTUS

                                October 15, 1996

                                 P.O. Box 781234
                          San Antonio, Texas 78278-1234

                        1-800-524-5332 or 1-800-524-LEEB

                (Information, Shareholder Services and Requests)

                        INTERNET: http://www.usfunds.com

     This prospectus presents information that a prospective investor should know about the MegaTrends Fund (the "Fund"), a diversified series of Accolade Funds (the "Trust"). The Trust is an open-end management investment company.

     Investors are responsible for determining whether or not an investment in the fund is appropriate for their needs. Read and retain this prospectus for future reference.

     A Statement of Additional Information dated October 15, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge from Accolade Funds upon request at the address set forth above or by calling 1-800-524-5332 or 1-800-524-LEEB.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

SUMMARY OF FEES AND EXPENSES..................................................2
FINANCIAL HIGHLIGHTS -- MEGATRENDS FUND.......................................3
INVESTMENT OBJECTIVES, INVESTMENT POLICIES, AND RISK CONSIDERATIONS...........4
OTHER INVESTMENT PRACTICES....................................................6
HOW TO PURCHASE SHARES........................................................6
HOW TO EXCHANGE SHARES........................................................8
HOW TO REDEEM SHARES.........................................................10
HOW SHARES ARE VALUED........................................................13
DIVIDENDS AND TAXES..........................................................13
THE TRUST....................................................................14
MANAGEMENT OF THE FUND.......................................................15
DISTRIBUTION EXPENSE PLAN....................................................16
PERFORMANCE INFORMATION......................................................17

--------------------------------------------------------------------------------
                                                     Exhibit No. II - Prospectus

                          SUMMARY OF FEES AND EXPENSES

     The following summary is provided to assist you in understanding the various costs and expenses a shareholder in the Fund could bear directly or indirectly.

    SHAREHOLDER TRANSACTION EXPENSES

         Maximum Sales Load............................................None
         Redemption Fee................................................None
         Administrative Exchange Fee....................................$ 5
         Account Closing Fee (does not apply to exchanges)..............$10
         Trader's Fee (shares held less than 30 days).................0.25%

    ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)1

         Management and Administrative Fees...........................1.00%
         12b-1 Fees...................................................0.25%
         Other Expenses, including Transfer Agency....................0.71%

          and Accounting Services Fees

         Total Fund Operating Expenses................................1.96%


         1 Annual Fund Operating Expenses have been restated using the current fees that would have been applicable had they been in effect during the previous fiscal year. The Fund's Management and Administrative Fee rate of 1% is higher than that of most other mutual funds investing in the domestic market. Management fees are paid to U.S. Global Investors, Inc. (the "Advisor") for managing the Fund's investments and business affairs. The Advisor then pays a portion of the management fee to Money Growth Institute, Inc. (the "Sub-Advisor") for serving as Sub-Advisor. See "Management of the Fund." The Fund incurs other expenses for maintaining shareholder records, furnishing shareholder statements and reports, and for other services. Transfer agency and accounting service fees are paid to United Shareholder Services, Inc. ("USSI" or "Transfer Agent"), a subsidiary of the Advisor, and are not charged directly to individual shareholder accounts. The Transfer Agent charges the Fund $23 per shareholder account per year. The account closing fee and small account charge will be paid by the shareholder directly to the Transfer Agent which will, in turn, reduce its charges to the Fund by like amount. Please refer to the section entitled "Management of the Fund" for further information.

     Except for active ABC Investment Plan(R), custodial accounts for minors, and retirement accounts, if an account balance falls, for any reason other than market fluctuations, below $5,000 at any time during a month, that account will be subject to a monthly small account charge of $1 which will be payable quarterly. See "Small Accounts."

     A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 charge. International wires will be higher.

HYPOTHETICAL EXAMPLE OF EFFECT OF FUND EXPENSES:

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period.

          1 year.............................................$ 30
          3 years............................................$ 72
          5 years............................................$116
          10 years...........................................$239

     The hypothetical example is based upon the Fund's historical expenses which are expected to decline as the Fund's net assets increase. In conformance with SEC regulations, the example is based upon a $1,000 investment; however, the Fund's minimum investment is $5,000. In practice, a $1,000 account would be assessed a monthly $1 small account charge which is not reflected in the example. See "Small Accounts." Included in these estimates is the account closing fee of $10

--------------------------------------------------------------------------------
                                                     Exhibit No. II - Prospectus
for each period. This fee is a flat charge which does not vary with the size of your investment. Accordingly, for investments larger than $1,000, your total expenses will be substantially lower in percentage terms than the illustration implies. The example should not be considered a representation of future expenses. Actual expenses may be more or less than those shown.

                     FINANCIAL HIGHLIGHTS -- MEGATRENDS FUND

     The following per share data and ratios for a share of beneficial interest outstanding throughout each fiscal period has been audited by Arthur Andersen LLP. The related financial statements and the report of Independent Accountants are included in the Personal Finance Fund's 1996 Annual Report to Shareholders and are incorporated by reference into the Statement of Additional Information ("SAI"). In addition to the data set forth below, further information about the performance of the Fund is contained in the Annual Report to Shareholders and SAI which may be obtained without charge.

     Per share data for a share outstanding throughout each period is as follows:


                                                         YEAR ENDED JUNE 30,
                                     ---------------------------------------------------------
                                         1996        1995      1994        1993        1992(1)
                                     ---------------------------------------------------------
Net asset value at beginning of ...... $ 11.17     $ 10.29   $ 10.84     $ 10.36     $ 10.00
period                                 -------     -------   -------     -------     -------

Income from investment
operations:
  Net investment income ..............    0.17        0.28      0.19        0.15        0.16
  Net realized and unrealized ........    1.72        0.95     (0.35)       0.55        0.51
  gains (losses) on investments        -------     -------   -------     -------     -------
Total from investment operations .....    1.89        1.23     (0.16)       0.70        0.67
                                       -------     -------   -------     -------     -------
Dividends and distributions:
  Dividends from net investment ......   (0.17)      (0.28)    (0.19)      (0.15)      (0.16)
  income(2)
  Distributions from net realized ....   (1.61)      --        (0.20)      (0.07)      (0.15)
  gains(2)
  In excess of net realized gains ....   (0.01)      (0.07)       --          --         --
                                       -------     -------   -------     -------     -------
Total dividends and distributions ....   (1.79)      (0.35)    (0.39)      (0.22)      (0.31)
                                       -------     -------   -------     -------     -------
Net asset value at end of period ..... $ 11.27     $ 11.17   $ 10.29     $ 10.84     $ 10.36
                                       =======     =======   =======     =======     =======
Total return .........................   17.10%      12.20%    (1.50%)      6.79%       7.94%(4)
                                       =======     =======   =======     =======     =======
Net assets at end of period .......... $27,945     $32,976   $45,523     $58,955     $28,340
                                       =======     =======   =======     =======     =======
(000's)

Ratio of expenses to average net .....    1.50%       1.50%     1.50%       1.50%       1.47%(4)
assets(3)

Ratio of net investment income to ....    1.30%       2.36%     1.65%       1.60%      2.21%(4)
average net assets

Portfolio turnover rate ..............  115.00%     163.00%   143.00%      83.00%     75.00%(4)

     (1) Represents the period from the date of public offering (October 21, 1991) through June 30, 1992. No income was earned or expenses incurred from the start of business through the date of public offering.

     (2) For the period ended June 30, 1992, the per share data was calculated using average shares outstanding throughout the period, whereas for subsequent periods, the per share data was calculated based upon actual distributions. For the period

--------------------------------------------------------------------------------
                                                     Exhibit No. II - Prospectus
                                                                          Page 3


ended June 30, 1992, actual distributions per share from net investment income and from net realized gains from security transactions amounted to $.11 and $.08, respectively.

     (3) Ratios of expenses to average net assets assuming no waiver of fees or reimbursement of expenses by the Advisor was 2.10%, 1.98%, 1.81%, 1.95%, and 2.71%4 for the periods ended June 30, 1996, 1995, 1994, 1993, and 1992, respectively.

     (4) Annualized.


       INVESTMENT OBJECTIVES, INVESTMENT POLICIES, AND RISK CONSIDERATIONS

     The primary investment objective of the Fund is to seek long-term capital appreciation consistent with the preservation of capital. Earning current income from dividends, interest and short-term capital gains is a secondary objective. The Fund is not intended to be a complete investment program, and there is no assurance that its investment objectives can be achieved. The Fund's investment objectives are fundamental and as such may not be changed without the affirmative vote of the holders of a majority of its outstanding shares as defined in the Investment Company Act of 1940. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

     The Fund should be viewed essentially as an equity fund since it is expected that, unless the Fund is in a defensive posture, the majority of its assets will be held in common stocks most of the time. The Fund, however, may from time to time have a significant portion, and possibly all, of its assets in obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities ("U.S. Government obligations" described below) and corporate debt securities of various maturities. When the Sub-Advisor believes substantial price risks exist for common stocks because of uncertainties in the investment outlook or when, in the judgment of the Sub-Advisor, it is otherwise warranted in selling to manage the Fund's portfolio against the risks of a major stock market decline, the Fund may temporarily hold, for defensive purposes, all or a portion of its assets in money market instruments.

     Investments in equity and debt securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the control of the Sub-Advisor. Debt securities also are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. As a result, the return and net asset value of the Fund will fluctuate.

ASSET ALLOCATION

     The Sub-Advisor determines the asset allocation of the Fund's portfolio primarily upon the basis of market timing techniques developed by Dr. Stephen Leeb, President and controlling shareholder of the Sub-Advisor, and his staff. These techniques attempt to identify the degree of risk in holding stocks versus debt securities and/or versus money market instruments. Dr. Leeb and his staff have developed models over the years to assist him in assessing risk in the equity and debt markets. These models emphasize general economic and monetary factors and, to a lesser extent, trends in the equity and debt markets themselves.

     Investors should be aware that the investment results of the Fund depend upon the ability of the Sub-Advisor to correctly anticipate the relative performance and risk of stocks, debt securities and money market instruments. Historical evidence indicates that correctly timing portfolio allocations among these asset classes has been an extremely difficult investment strategy to implement successfully. While Dr. Leeb has substantial experience in applying market timing techniques, there can be no assurance that the Sub-Advisor will correctly anticipate relative asset class performance in the future on a consistent basis. Investment results would suffer, for example, if only a small portion of the Fund's assets were invested in stocks during a significant stock market advance or if a major portion were invested in stocks during a major decline.

STOCK SELECTION

     The stock selection approach within the equity sector of the Fund's portfolio can best be characterized in the vernacular of the investment business as a "value" orientation. That is, great emphasis is placed on "value"parameters, such as having a strong balance sheet, and/or having substantial free cash flow, and/or having a record of rising dividends, and/or

--------------------------------------------------------------------------------
                                                     Exhibit No. II - Prospectus
having a high dividend yield. In addition, companies in whose equities the Fund may invest will predominantly have large capitalizations in terms of total market value. Usually, but not always, the stocks of such companies are traded on major stock exchanges. Such stocks are usually very liquid, but there may be periods when a particular stock or stocks in general become substantially less liquid. Such periods are usually, but not always, brief, and the Sub-Advisor will seek to minimize the overall liquidity risk of the Fund's portfolio. In addition, it is unlikely that the Fund would have more than a token amount of its assets, and in no case more than five percent (5%) of its net assets, in stocks with market capitalizations less than $300 million at the time of purchase. The Fund may invest in foreign companies through the purchase of sponsored American Depository Receipts, "ADRs," (certificates of ownership issued by an American bank or trust company as a convenience to investors in lieu of the underlying shares which it holds in custody), or other securities of foreign issuers that are publicly traded in the United States. The Fund does not currently intend to invest more than five percent (5%) of its net assets in American Depository Receipts and other foreign securities.

GOVERNMENT AND CORPORATE DEBT SECURITIES

     When the Fund has a portion of its assets in U.S. Government obligations or corporate debt securities, the maturities of these securities will be based in large measure both on the Advisor's perception as to general risk levels in the debt market versus the equity market, and on the Advisor's perception of the future trend and term structure of interest rates. Dr. Leeb, with his staff, has developed models that assist him in assessing risk in the debt markets and interest rate trends.

     U.S.  Government   obligations  include  securities  which  are  issued  or
guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government. U.S. Treasury obligations include Treasury bills, Treasury notes and Treasury bonds. Agencies or instrumentalities established by the United States Government include the Federal Home Loan Bank, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

     Also included are the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Bank, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury.

     The Fund may also purchase corporate debt securities rated "B" or higher by Standard & Poor's Ratings Group or Moody's Investors Service, Inc., although the Fund does not hold, nor intends to invest, more than five percent (5%) of its net assets in corporate debt securities rated at least "B" but less than "A" by either of these two rating organizations.

     Lower-rated debt securities (commonly called "junk bonds") are often considered to be speculative and involve greater degrees of risk of default or price changes due to changes in the issuer's creditworthiness. The Fund may also purchase debt securities on a when-issued basis, but the Fund does not currently intend to invest more than five percent (5%) of its net assets in such securities during the coming year.

MONEY MARKET SECURITIES

     The money market instruments which the Fund may own from time to time include U.S. Government obligations having a maturity of less than one year, commercial paper rated A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc., bank debt instruments (certificates of deposit, time deposits and bankers' acceptances) and other short-term instruments issued by domestic branches of U.S. financial institutions that are insured by the Federal Deposit Insurance Corporation and have assets exceeding $10 billion.

     The Fund may also invest a portion of its assets in repurchase agreements with domestic broker/dealers, banks and other financial institutions, provided the Fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In repurchase agreement, the Fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements must be collateralized by the United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in

--------------------------------------------------------------------------------
                                                     Exhibit No. II - Prospectus
liquidation of securities serving as collateral could cause the Fund some loss if the value of the securities declined prior to liquidation. To minimize the risk of loss, the Fund will enter into repurchase agreements only with institutions and dealers which the Board of Trustees considers creditworthy.

                           OTHER INVESTMENT PRACTICES

     The Fund may make short-term loans of its portfolio securities to banks, brokers and dealers, although the Fund has no present intention to do so.

     The Fund may borrow money from banks or as may be necessary for the clearance of securities transactions but only for emergency or extraordinary purposes in an amount not exceeding five percent (5%) of the Fund's total assets. The Fund's policy on borrowing is a fundamental policy which may not be changed without the affirmative vote of a majority of its outstanding shares.

PORTFOLIO TURNOVER

     The Fund does not intend to use short-term trading as a primary means of achieving its investment objectives. However, the Fund's rate of portfolio turnover will depend on market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Sub-Advisor. For the fiscal years ended June 30, 1995 and 1996, the Fund's portfolio turnover was 163% and 115%, respectively. Although the annual portfolio turnover rate of the Fund cannot be accurately predicted, it will likely be between 75% and 150%, but may be either higher or lower. High turnover involves correspondingly greater commission expenses and transaction costs and increases the possibility that the Fund would not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will not qualify as a regulated investment company if it derives 30% or more of its gross income from gains (without offset for losses) from the sale or other disposition of securities held for less than three months. High turnover may result in the Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains which the Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes (see "Taxes").

PORTFOLIO TRANSACTIONS

     In executing portfolio transactions and selecting brokers or dealers, the Fund seeks the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided. Under the Advisory and Sub-Advisory agreements, the Advisor and Sub-Advisor are permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services. The Advisor and Sub-Advisor must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. In such case, the Board of Trustees will review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained. The advisory fee of the Advisor would not be reduced by reason of its receipt of such brokerage and research services. To the extent that any research services of value are provided by broker-dealers through or with whom the Fund places portfolio transactions, the Advisor or Sub-Advisor maybe relieved of expenses which they might otherwise bear.

                             HOW TO PURCHASE SHARES

     The minimum initial investment for the Fund is $5,000 for regular accounts or $1,000 for custodial accounts for minors. The minimum subsequent investment is $100. The minimum initial investment for persons enrolled in the ABC Investment Plan(R) is $1,000 and the minimum subsequent investment pursuant to such a plan is $100 or more per month per account. There is no minimum purchase for retirement plan accounts, including IRAs, administered by the Advisor or its agents and affiliates.

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                                                     Exhibit No. II - Prospectus

YOU MAY INVEST IN THE FOLLOWING WAYS:

BY MAIL

     Send your application and check or money order, made payable to the MegaTrends Fund, to P.O. Box 781234, San Antonio, Texas 78278-1234.

     When making subsequent investments, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address mentioned above. Do not use the remittance portion of your confirmation statement for a different fund as it is pre-coded. Doing so may cause your investment to be invested into the wrong fund. If you wish to purchase shares in more than one fund, send a separate check or money order for each fund. Third party checks will not be accepted; and the Fund reserves the right to refuse to accept second party checks.

BY TELEPHONE

     Once your account is open, you may make investments by telephone by calling 1-800-524-5332 or 1-800-524-LEEB. Investments by telephone are not available in money market funds or any retirement account administered by the Advisor or its agents. The maximum telephone purchase is ten times the value of the shares owned, calculated at the last available net asset value. Payment for shares purchased by telephone is due within seven business days after the date of the transaction. You cannot exchange shares purchased by telephone until after the payment has been received and accepted by the Trust.

BY WIRE

     You may make your initial or subsequent investments in the MegaTrends Fund by wiring money. To do so, call the Fund at 1-800-524-5332 or 1-800-524-LEEB for a confirmation number and wiring instructions.

BY ABC INVESTMENT PLAN(R)

     The ABC Investment Plan(R) (Automatically Building Capital Investment Plan) is offered as a special service allowing you to build a position in any of the United Services family of funds over time without trying to outguess the market. Once your account is open, you may make investments automatically by completing the ABC Investment Plan(R) form authorizing United Shareholder Services, Inc. to draw on your money market or bank account monthly for a minimum of $100 a month beginning within thirty (30) days after the account is opened. These lower minimums are a special service bringing to small investors the benefits of United Services family of funds without requiring a $5,000 minimum initial investment.

     Your investment dollars will automatically buy more shares when the market is undervalued and fewer shares when the market is overvalued. By investing an equal amount at regular periodic intervals, you avoid the extremes in the market. Of course, using the ABC Investment Plan(R) does not guarantee a profit. If you sell at the bottom, no system will give you a gain.

     You may call 1-800-524-5332 to open a treasury money market fund or you could inquire at your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks. You may change the date or amount of your investment or discontinue the Plan any time by letter received by United Shareholder Services, Inc. at least two weeks before the change is to become effective.

ADDITIONAL INFORMATION ABOUT PURCHASES

     All purchases of shares are subject to acceptance by the Fund and are not binding until accepted. The Fund reserves the right to reject any application or investment. Orders received by the Fund's Transfer Agent or sub-agent before 4:00 p.m., Eastern time, Monday through Friday exclusive of business holidays, and accepted by the Fund will receive the share price next computed after receipt of the order. In the event that the New York Stock Exchange ("NYSE") and other financial markets close earlier, as on the eve of a holiday, orders will become effective earlier in the day at the close of trading on the NYSE.

--------------------------------------------------------------------------------
                                                     Exhibit No. II - Prospectus

     If your telephone order to purchase shares is canceled due to nonpayment or late payment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Fund by reason of such cancellation. If checks are returned unpaid due to insufficient funds, stop payment or other reasons, the Fund will charge your account $20 and you will be responsible for any loss incurred by the Fund with respect to canceling the purchase.

     To recover any such loss or charge, the Fund reserves the right, without further notice, to redeem shares of any affiliated funds already owned by any purchaser whose order is canceled, for whatever reason, and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

     Accolade Funds charges no sales commissions or "loads." However, investors may purchase and sell shares through registered broker/dealers who may charge fees for their services.

     CHECKS DRAWN ON FOREIGN BANKS. To be received in good order, an investment must be made in U.S. dollars payable through a bank in the United States. As an accommodation, the Funds' Transfer Agent may accept checks payable in a foreign currency or drawn on a foreign bank and will attempt to convert such checks into U.S. dollars and repatriate such amount to the Fund's account in the United States. Your investment in the Fund will not be considered to have been received in good order until your foreign check has been converted into U.S. dollars and is available to the Fund through a bank in the United States. Your investment in the Fund may be delayed until your foreign check has been converted into U.S. dollars and cleared the normal collection process. Any amounts charged to the Fund for collection procedures will be deducted from the amount invested.

     If the Fund incurs a charge for locating a shareholder without a current address, such charge will be passed through to the shareholder.

TAX IDENTIFICATION NUMBER

     The Fund is required by federal law to withhold and remit to the United States Treasury a portion of the dividends, capital gain distributions and proceeds of redemptions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who underreports dividend or interest income or who fails to provide certification of a tax identification number. In order to avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.

     Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In addition, the Fund assesses a $50 administrative fee if the taxpayer identification number is not provided by year-end.

CERTIFICATES

     When you open your account, the Fund will send you a confirmation statement, which will be your evidence that you have opened an account with the Fund. The confirmation statement is nonnegotiable, so if it is lost or destroyed, you will not be required to buy a lost instrument bond or be subject to other expense or trouble, as you would with a negotiable stock certificate. At your written request, the Fund will issue negotiable stock certificates. Unless your shares are purchased with wired money, a certificate will not be issued until 15 days have elapsed from the time of purchase, or the Fund has satisfactory proof of payment, such as a copy of your canceled check. Negotiable certificates will not be issued for fewer than 100 shares.

                             HOW TO EXCHANGE SHARES

     You have the privilege of exchanging into any other fund in the United Services family of funds which is registered in your state. An exchange involves the redemption (sale) of shares of one fund and purchase of shares of another fund at the respective closing net asset value and is a taxable transaction.

--------------------------------------------------------------------------------
                                                     Exhibit No. II - Prospectus
                                                                          Page 8

FUNDS IN THE UNITED SERVICES FAMILY

     Investing involves a trade-off between potential rewards and potential risks. In order to achieve higher rewards on your investment, you must be willing to take on higher risk. If you are most concerned with safety of principal, a lower risk investment will provide greater stability but with lower potential earnings. Another strategy for dealing with volatile markets is to use the ABC Investment Plan(R). The list below is a reward and risk guide to all of the mutual funds in the United Services family of funds. This guide may help you decide if a fund is suitable for your investment goals.

        HIGH REWARD      China Region Opportunity Fund
          HIGH RISK      U.S. Gold Shares Fund

                         U.S. World Gold Fund
                         U.S. Global Resources Fund
                         Bonnel Growth Fund
                         U.S. Real Estate Fund

    MODERATE REWARD      U.S. All American Equity Fund
      MODERATE RISK      MegaTrends Fund

                         U.S. Income Fund
                         U.S. Tax Free Fund
                         United Services Near-Term Tax Free Fund

                         United Services Intermediate Treasury Fund
         LOW REWARD      U.S. Government Securities Savings Fund

           LOW RISK      U.S. Treasury Securities Cash Fund

     If you have additional questions, one of our professional investor representatives will personally assist you. Call 1-800-524-LEEB.

BY TELEPHONE

     You will automatically have the privilege to direct the Fund to exchange your shares between identically registered accounts by calling toll-free 1-800-524-5332 or 1-800-524-LEEB. In connection with such exchanges neither the Fund nor the Transfer Agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The shareholder, as a result of this policy, will bear the risk of loss. The Fund and/or its Transfer Agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including, requiring some form of personal identification, providing written confirmation and tape recording conversations); and if it does not employ reasonable procedures, it may be liable for losses due to unauthorized or fraudulent transactions.

BY MAIL

     You may direct the Fund in writing to exchange your shares. The request must be signed exactly as the name appears in the registration. (Before writing, read "Additional Information About Exchanges.")

ADDITIONAL INFORMATION ABOUT EXCHANGES

(1) There is a $5 charge, which is paid to United Shareholder Services, Inc. ("USSI" or the "Transfer Agent") for each exchange out of any Fund account except that retirement accounts administered by the Advisor or its agents and affiliates are charged $5 for each exchange exceeding three per quarter. The exchange fee is charged to cover administrative costs associated with handling these exchanges.


(2) If the shares you wish to exchange are represented by a negotiable stock certificate, the certificate must be returned before the exchange can be effected.

(3) Shares may not be exchanged unless you have furnished the Fund with your tax identification number, certified as prescribed by the Internal Revenue Code and Regulations, and the exchange is to an account with like registration and tax identification number. (See "Tax Identification Number.")

--------------------------------------------------------------------------------
                                                     Exhibit No. II - Prospectus
                                                                          Page 9

(4) Exchanges out of certain equity funds in the United Services family of funds may be subject to a trader's fee if held less than the prescribed time period. The applicable trader's fee is described under "Trader's Fee Paid to the Fund."

(5) The exchange privilege may be terminated at any time. The exchange fee and other terms of the privilege are subject to change.

                              HOW TO REDEEM SHARES

     You may redeem any or all of your shares at will. The Fund redeems shares at the net asset value next determined after it has received and accepted a redemption request in proper order. Redemption requests received in proper order by the Trust's Transfer Agent or sub-agent prior to 4:00 p.m., Eastern Time, Monday through Friday, exclusive of business holidays, to be effective that day, will receive the share price next computed after receipt of the request.

BY MAIL

     A written request for redemption must be in proper order, which requires delivery of the following to the Transfer Agent:

(1) a written request for redemption signed by each registered owner exactly as the shares are registered, the account number and the number of shares or the dollar amount to be redeemed;

(2) negotiable stock certificates for any shares to be redeemed for which certificates have been issued;

(3)  signature guarantees when required; and,

(4) such additional documents as are customarily required to evidence the authority of persons effecting redemptions on behalf of corporations, executors, trustees, and other fiduciaries. Redemptions will not become effective until all documents, in the form required, have been received by the Transfer Agent. (Before writing, read "Additional Information About Redemptions.")

HOW TO EXPEDITE REDEMPTIONS

     To redeem your Fund shares by telephone, you may call the Fund and direct an exchange out of the Fund into an identically registered account in a United Services treasury money market fund ($1,000 minimum initial investment).You may then write a check against your treasury money market fund account. See "How to Exchange Shares" for a description of exchanges, including the $5 exchange fee. Call 1-800-524-5332 or 1-800-524-LEEB for more information concerning telephone redemption and a treasury money market fund prospectus.

     Telephone redemptions without opening a treasury money market account are available for members of the Chairman's Circle. For more information about the Fund's Chairman's Circle program, call 1-800-524-5332 or 1-800-524-LEEB.

SPECIAL REDEMPTION ARRANGEMENTS

     Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisers, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information call the Fund at 1-800- 524-5332 or 1-800-524-LEEB.

SIGNATURE GUARANTEE

     Redemptions in excess of $15,000 currently require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner of the shares to be redeemed, or if proceeds are to be mailed to an address other than the registered address of record.

--------------------------------------------------------------------------------
                                                     Exhibit No. II - Prospectus
                                                                         Page 10

     When a signature  guarantee is required,  each signature must be guaranteed by:

     (a)  a federally insured bank or thrift institution;

     (b) a broker or dealer (general securities, municipal, or government) or clearing agency registered with the U.S. Securities and Exchange Commission that maintains net capital of at least $100,000; or

     (c) a national securities exchange or national securities association. The guarantee must:

          (i)  include the statement "Signature(s) Guaranteed;"

          (ii) be signed in the name of the guarantor by an authorized person, the person's printed name and position with guarantor; and

          (iii)include a recital that the guarantor is federally insured, maintains the requisite net capital or is a national securities exchange or association.

     Shareholders living abroad may acknowledge their signatures before a U.S. consular officer. Military personnel may acknowledge their signatures before officers authorized to take acknowledgments (e.g., legal officers and adjutants).

REDEMPTION PROCEEDS MAY BE SENT TO YOU:

BY MAIL

     If your redemption check is mailed, it is usually mailed within 48 hours; however, the Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared, which may take up to seven days. You may avoid this requirement by investing by bank wire (federal funds). Redemption checks may be delayed if you have changed your address in the last 30 days. Please notify the Fund promptly in writing, or by telephone, of any change of address.

BY WIRE

     You may authorize the Fund to transmit redemption proceeds by wire, provided you send written wiring instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following the redemption. However, the Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed or wired until the purchase check has cleared, which may take up to seven days. There is a $10 charge to cover the wire, which is deducted from redemption proceeds. International wires will be higher.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

     The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

     A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS Form W4-P and a reason for withdrawal as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

     The Fund has the authority to redeem existing accounts and to refuse a potential account the privilege of having an account in the Fund if the Fund reasonably determines that the failure to so redeem, or to so prohibit, would have a material adverse consequence to the Fund and its shareholders. The power to redeem existing accounts will be exercised in light of the Trustees' fiduciary duties and in conformance with Massachusetts law. The Fund will not redeem an existing account solely to prevent the legitimate exercise of a shareholder's rights. No account closing fee will be charged to investors whose accounts are closed under this provision.

--------------------------------------------------------------------------------
                                                     Exhibit No. II - Prospectus
                                                                         Page 11

TRADER'S FEE PAID TO FUND

     A trader's fee of 25 basis points or 0.25% of the value of shares redeemed or exchanged will be assessed to shareholders who redeem or exchange shares of the Fund held less than thirty (30) days. The trader's fee will be paid to the Fund to benefit remaining shareholders by protecting them against expenses due to excessive trading. Excessive short-term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Fund has reserved the right to refuse investments from shareholders who engage in short-term trading that may be disruptive to the Fund.

ACCOUNT CLOSING FEE

     In order to reduce Fund expenses, an account closing fee of $10 will be assessed to shareholders who redeem all shares in their Fund account and direct that redemption proceeds be delivered to them by mail or wire. The charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the Transfer Agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. The account closing fee does not apply to exchanges between the Fund and affiliated funds nor will it be imposed on any account which is involuntarily redeemed.

SMALL ACCOUNTS

     Fund accounts which fall, for any reason other than market fluctuations, below $5,000 at any time during the month, will be subject to a monthly small account charge of $1 which will be payable quarterly. The charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the costs of maintaining shareholder accounts more equally among shareholders.

     As a special service, active ABC Investment Plan(R), custodial accounts for minors with at least $1,000, and retirement plan accounts administered by the Advisor or its agents and affiliates will not be subject to the small account charge.

     In order to reduce expenses of the Fund, the Fund may redeem all shares in any shareholder account, other than active ABC Investment Plan(R), custodial accounts for minors and retirement plan accounts, if, for a period of more than three months, the account has a net asset value of $2,500 or less and the reduction in value is not due to market fluctuations. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within 90 days of the notice. No account closing fee will be charged to investors whose accounts are closed under this redemption provision.

CONFIRMATION STATEMENTS

     Shareholders normally will receive a confirmation statement after each transaction (purchase, redemption, dividend, etc.) showing activity in the account. If you have no transactions, you will receive an annual statement only.

OTHER SERVICES

     The Fund has available a number of plans and services to meet the special needs of certain investors. Plans available include:

     (1)  payroll deduction plans, including military allotments;

     (2)  custodial accounts for minors;

     (3)  a flexible, systematic withdrawal plan; and,

     (4) various retirement plans such as IRA, SEP/IRA, 403(b)(7), 401(k) and employer-adopted defined contribution plans.

--------------------------------------------------------------------------------
                                                     Exhibit No. II - Prospectus
                                                                         Page 12

     There is an annual charge for each retirement plan fund account with respect to which Security Trust & Financial Company ("ST&FC"), a wholly-owned subsidiary of the Advisor, acts as custodian (for example, $10 for IRAs and $15 for SEP/IRAs, 403(b)(7)s, profit sharing and other such accounts). If this administrative charge is not paid separately prior to the last business day of a calendar year or prior to a total redemption, it will be deducted from the shareholder's account.

     Application forms and brochures describing these plans and services can be obtained from the Transfer Agent by calling 1-800-524-5332 or 1-800-524-LEEB.

24-HOUR ACCOUNT INFORMATION

     Shareholders can also access 24 hours a day current information on yields, share prices, latest dividends, account balances, deposits and redemptions. Just call 1-800-524-5332 or 1-800-524-LEEB and press the appropriate codes into your touch-tone phone.

                              HOW SHARES ARE VALUED

     Shares of the Fund are purchased or redeemed, on a continuous basis without a sales charge, at their next determined net asset value per share. The net asset value per share of the Fund is calculated separately by USSI. Net asset value per share is determined and orders become effective as of 4:00 p.m. Eastern Time, Monday through Friday, exclusive of business holidays on which the NYSE is closed, by dividing the aggregate net assets of the Fund at market value by the total number of shares of the Fund outstanding. In the event that the NYSE and other financial markets close earlier, as on the eve of a holiday, the net asset value per share will be determined earlier in the day at the close of trading on the NYSE.

     Valuation shall be calculated in U.S. dollars. Securities quoted in other currencies will be converted to U.S. dollars using the exchange rate then in effect in the principal market in which the relevant securities are traded.

     A portfolio security listed or traded on an international market, either on an exchange or over-the-counter, is valued at the last reported sales price prior to the time when assets are valued.

     A portfolio security listed or traded in the domestic market, either on an exchange or over-the-counter, is valued at the latest reported sale price prior to the time when assets are valued; and, lacking any sales on that day, the security is valued at the mean between the last reported bid and ask prices.

     When market quotations are not readily available, or when restricted securities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures established by the Board of Trustees.

     Portfolio securities which are traded on more than one market are valued according to the broadest and most representative market. Prices used to value portfolio securities are monitored to ensure that they represent current market values. If the price of a portfolio security is determined to be materially different from its current market value, then such security will be valued at fair value as determined by management and approved in good faith by the Board of Trustees.

     Short-term investments with maturities of 60 days or less at the time of purchase are valued on the basis of the amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

                               DIVIDENDS AND TAXES

     The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By complying with the applicable provisions of the Code, a Fund will not be subject to federal income tax on its net investment income and capital gain net income that are distributed to shareholders.

     All income dividends and capital gain distributions are normally reinvested, without charge, in additional full and fractional shares of the Fund. Alternatively, investors may choose: (1) automatic reinvestment of capital gain distributions in Fund shares and payment of income dividends in cash; (2) payment of capital gain distributions in cash and automatic reinvestment of dividends in Fund shares; or (3) all income dividend and capital gain distributions paid in cash. The share price of the reinvestment will be the net asset value of the Fund shares computed at the close of business on the date the

--------------------------------------------------------------------------------
                                                     Exhibit No. II - Prospectus
                                                                         Page 13
dividend or distribution is paid. Dividend checks returned to the Fund as being undeliverable and dividend checks not cashed after 180 days will automatically be reinvested at the price of the Fund on the day returned or on or about the 181st day, and the distribution option will be changed to "reinvest."

     At the time of purchase, the share price of the Fund may reflect undistributed income, capital gain or unrealized appreciation of securities. Any dividend or capital gain distribution paid to a shareholder shortly after a purchase of shares will reduce the per share net asset value by the amount of the distribution. Although in effect a return of capital to the shareholder, these distributions are fully taxable.

     The Fund generally pays dividends, if any, semiannually and pays capital gains, if any, annually.

     The Fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gains net of capital losses. The Fund intends to make such distributions as may be necessary to avoid this excise tax.

     Dividends from taxable net investment income and distributions of net short-term capital gains paid by the Fund are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations. Distributions of net capital gains will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares, regardless of the length of time the investor has held his shares.

     Each January, the Fund will report to its shareholders the federal tax status of dividends and distributions paid or declared by the Fund during the preceding calendar year. This statement will also indicate whether and to what extent distributions qualify for the 70% dividends received deduction available to corporations.

     The foregoing discussion relates only to generally applicable federal income tax provisions in effect as of the date of this prospectus. Shareholders should consult their tax advisers about the status of distributions from the Fund in their own states and localities.

                                    THE TRUST

     Accolade Funds (the "Trust") is an open-end management investment company consisting of four separate, diversified portfolios. The Bonnel Growth Fund and the MegaTrends Fund are the only funds currently offered to the public.

     The Trust was formed April 16, 1993, as a "business trust" under the laws of the Commonwealth of Massachusetts. It is a "series" company which is authorized to issue shares without par value in separate series. Shares of the series have been authorized, each of which represents an interest in a separate portfolio. The Board of Trustees of the Trust has the power to create additional portfolios at any time without a vote of shareholders of the Trust.

     Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required, although the Trustees may authorize special meetings from time to time. Under the terms of the Master Trust Agreement, the Trust has a staggered Board with terms of at least 25% of the Trustees expiring every three years. The Trustees serve in that capacity for six year terms. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the Investment Company Act of 1940 (the "1940 Act"). The Trust will call a meeting of shareholders for purposes of voting on the question of removal of one or more Trustees when requested in writing to do so by record holders of not less than 10% of the Trust's outstanding shares, and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

     On any matter submitted to shareholders, shares of the portfolio entitle their holder to one vote per share, irrespective of the relative net asset value of the portfolio's shares. On matters affecting an individual portfolio, a separate vote of shareholders of the portfolio is required. The portfolio's shares are fully paid and non-assessable by the Trust, have no preemptive or subscription rights, and are fully transferable, with no conversion rights.

--------------------------------------------------------------------------------
                                                     Exhibit No. II - Prospectus
                                                                         Page 14

                             MANAGEMENT OF THE FUND

TRUSTEES

     The business affairs of the Fund are managed by the Trust's Board of Trustees. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers and select the Trustees to serve as executive and audit committee members.

THE SUB-ADVISOR

     Effective November 14, 1996, the Advisor and the Trust contracted with Money Growth Institute, Inc. (the "Sub-Advisor") to serve as Sub-Advisor for the Fund. Dr. Stephen Leeb, president of the Sub-Advisor and its controlling shareholder, is, and since the Fund's inception October 21, 1991, has been the Fund's portfolio manager. The Sub-Advisor manages the composition of the portfolio and furnishes the Fund advice and recommendations with respect to its investments and its investment program and strategy, subject to the general supervision and control of the Advisor and the Trust's Board of Trustees.

     In consideration for such services, the Advisor will pay the Sub-Advisor a fee, on an annual basis, from 50 basis points to 1% of Fund assets based on the assets of the Fund.

     Prior to the effective date of the current Sub-Advisory Agreement, the Fund compensated a different investment advisor at an annual rate of one percent(1%) of average net assets for its services under a separate agreement. For the fiscal year ended June 30, 1996, the advisory fee paid to the Advisor was 0.42% (net of waivers by the Advisor) of the Fund's average net assets.

     Dr. Leeb has been engaged in the business of providing investment advisory and portfolio management services since the late 1970s. The business address of the Sub-Advisor is 45 Rockefeller Plaza, Suite 2570, New York, New York 10111. As the Fund's portfolio manager, Dr. Leeb is primarily responsible for the day-to-day investment management of the Fund. The Sub-Advisor is an investment adviser with assets under management, apart from the Fund, of approximately $40 million as of June 30, 1996 . Dr. Leeb is editor of BALANCED, a highly regarded and award winning investment advisory newsletter, and THE BIG PICTURE, one of the nation's top market timing newsletters. Author of the acclaimed book GETTING IN ON THE GROUND FLOOR, Dr. Leeb accurately forecast the great bull market of the 1980s and early 1990s. He is also the author of MARKET TIMING FOR THE NINETIES. He is now at work on a third book which will examine the investment and economic climate in the nineties and beyond. Dr. Leeb holds a Bachelor's Degree in Economics from The Wharton School. He also received an M.A. in Psychology and Math and a Ph.D. in Psychology from the University of Illinois. Dr. Leeb has been quoted in numerous financial publications, and he has appeared on Wall Street Week, Nightly Business Report, CNN and CNBC.

     Dr. Leeb and the Sub-Advisor have recently consented to, without admitting or denying any of the charges, two SEC orders. The order dated January 16, 1996 related to certain advertisements for a newsletter edited by Dr. Leeb. Dr. Leeb was neither the owner nor the publisher of the newsletter. The order dated July 14, 1995 related to certain record keeping requirements and requirements governing client solicitations. Considered jointly, the orders allege that Dr. Leeb and other respondents willfully violated, or aided and abetted violations of various provisions of the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, and the Advisers Act of 1940. Dr. Leeb and the other respondents agreed to certain remedial sanctions including censures, cease and desist orders, payment of civil money penalties, and the implementation of certain procedures to ensure their compliance with the federal securities laws. Neither the MegaTrends Fund nor the Leeb Personal Finance Fund were a party to either proceeding.

     Three states issued orders against the Sub-Advisor for conducting advisory business in their states without prior registration as an investment adviser. The Sub-Advisor agreed to cease and desist such practice, paid fines, and registered in each state.

THE INVESTMENT ADVISOR

     U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, under an Investment Advisory Agreement with the Trust dated September 21, 1994, furnishes investment advice and is responsible for overall management

--------------------------------------------------------------------------------
                                                     Exhibit No. II - Prospectus
                                                                         Page 15
of the Trust's business affairs. Frank E. Holmes is Chairman of the Board of Directors and Chief Executive Officer of the Advisor, as well as President and Trustee of the Trust. Since October 1989, Mr. Holmes has owned more than 25% of the voting stock of the Advisor and is its controlling person. The Advisor was organized in 1968. The Advisor serves as investment advisor to United Services Funds, a family of mutual funds with approximately $1.4 billion in assets.

     The Advisor provides to the Trust, and to the funds in the Trust, management and investment advisory services. The Advisor furnishes an investment program for the Fund, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of the Fund.

     The Advisor provides the Trust with office space, facilities and business equipment and provides the services of executive and clerical personnel for administering the affairs of the Trust.

     Investment decisions for the Fund are made independently from those of other investment companies advised by U.S. Global Investors, Inc.

     The Advisory Agreement with the Trust provides for the Fund to pay the Advisor a flat management fee of 1% of the Fund's average net assets.

     The Advisor may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, trust companies, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares, although such fees may be account based.

     The Transfer Agency Agreement with the Trust provides for the Fund to pay USSI an annual fee of $23 per account (1/12 of $23 monthly). In connection with obtaining and/or providing administrative services to the beneficial owners of Fund shares through broker/dealers, banks, trust companies and similar institutions which provide such services and maintain an omnibus account with the Transfer Agent, the Fund shall pay to the Transfer Agent a monthly fee equal to one-twelfth (1/12) of 12.5 basis points (.00125) of the value of the shares of the fund held in accounts at the institutions, which payment shall not exceed $1.92 multiplied by the average daily number of accounts holding Fund shares at the institutions. These fees cover the usual transfer agency functions. In addition, the Fund bears certain other Transfer Agent expenses such as the costs of record retention and postage, plus the telephone and line charges (including the toll-free 800 service) used by shareholders to contact the Transfer Agent. Transfer Agent fees and expenses including reimbursed expenses, are reduced by the amount of small account charges and account closing fees the Transfer Agent is paid.

     USSI performs bookkeeping and accounting services, and determines the daily net asset value for the Fund. Bookkeeping and accounting services are provided to the Fund at an asset based fee of 0.03% of the first $250 million average net assets, 0.02% of the next $250 million average net assets and 0.01% of average net assets in excess of $500 million--subject to an annual minimum fee of $24,000.

     Additionally, the Advisor is reimbursed certain costs for in-house legal services pertaining to the Fund.

     The Fund pays all other expenses for its operations and activities. The expenses borne by the Fund include the charges and expenses of any shareholder servicing agents; custodian fees; legal and auditors' expenses; brokerage commissions for portfolio transactions; the advisory fee; extraordinary expenses; expenses of shareholders and trustee meetings; expenses for preparing, printing, and mailing prospectuses, proxy statements, reports and other communications to shareholders; and expenses of registering and qualifying shares for sale, among others.

                            DISTRIBUTION EXPENSE PLAN

     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a distribution expense plan (the "Plan") under which Fund assets may be utilized to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, which include the costs of: printing and distribution of prospectuses and promotional materials;

--------------------------------------------------------------------------------
                                                     Exhibit No. II - Prospectus
                                                                         Page 16
making slides and charts for presentations; assisting shareholders and prospective investors in understanding and dealing with the Fund; and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto. Fund assets may be utilized to pay for or reimburse such expenditures provided the total amount expended pursuant to this Plan does not exceed 0.25% of net assets on an annual basis.

     Under the terms of the Plan the Fund may pay a "servicing fee" of up to 0.25% of the Fund's average net assets (1/12 of 0.25% monthly) to persons or institutions for performing certain servicing functions for Fund shareholders. These fees will be paid periodically and will generally be based on a percentage of the value of Fund shares held by the institution's clients. The Plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders. See"Distribution Plan" in the Statement of Additional Information.

                             PERFORMANCE INFORMATION

     From time to time, in advertisements or in reports to shareholders or prospective shareholders, the Fund may compare its performance, either in terms of its yield, total return or its yield and total return, to that of other mutual funds with similar investment objectives and to stock or other indices as reported in various periodicals. Performance comparisons should not be considered as representative of the future performance of the Fund.

     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. The Fund may also utilize a total return for differing periods computed in the same manner but without annualizing the total return.

     The Fund's "yield" refers to the income generated by an investment in the Fund over a 30 day (or one month) period (which period will be stated in the advertisement). Yield is computed by dividing the net investment income per share earned during the most recent calendar month by the maximum offering price per share on the last day of such month. This income is then "annualized." That is, the amount of income generated by the investment during that 30 day period is assumed to be generated each month over a 12 month period and is shown as a percentage of the investment.

     For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in the Fund's portfolio, and all recurring charges are recognized.

     The standard total return and yield results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees such as the $5 fee for exchanges. These fees have the effect of reducing the actual return realized by shareholders.

--------------------------------------------------------------------------------
                                                     Exhibit No. II - Prospectus
                                                                         Page 17

                                 ACCOLADE FUNDS

                           SHARES OF THE FUND ARE SOLD
                 AT NET ASSET VALUE WITHOUT SALES COMMISSIONS OR
                                 REDEMPTION FEES

                                 MegaTrends Fund

                               INVESTMENT ADVISOR
                           U.S. Global Investors, Inc.
                               7900 Callaghan Road
                         Mailing Address: P.O. Box 29467
                          San Antonio, Texas 78229-0467

                                   SUB-ADVISOR
                          Money Growth Institute, Inc.
                        45 Rockefeller Plaza, Suite 2570
                            New York, New York 10111

                                 TRANSFER AGENT
                        United Shareholder Services, Inc.
                                 P.O. Box 781234
                          San Antonio, Texas 78278-1234

                                    CUSTODIAN
                              Bankers Trust Company
                                 16 Wall Street
                            New York, New York 10005

                             INDEPENDENT ACCOUNTANT
                              Price Waterhouse LLP
                          One Riverwalk Place, Ste. 900
                            San Antonio, Texas 78205

                                     No Load

      Be Sure to Retain This Prospectus; It Contains Valuable Information.

--------------------------------------------------------------------------------
                                                     Exhibit No. II - Prospectus
                                                                         Page 18
================================================================================
PART C.   OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

          Under Article VI of the Registrant's Master Trust Agreement, each of its Trustees and officers or person serving in such capacity with another entity at the request of the Registrant (a "Covered Person") shall be indemnified (from the assets of the Sub-Trust or Sub-Trusts in question) against all liabilities, including, but not limited to, amounts paid in satisfaction of judgements, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, incurred by the Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Cover Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is not entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a runcible determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of the majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 1(a)(19) of the 1940 Act nor parties to the proceeding, or (b) as independent legal counsel in a written opinion.

ITEM 16.  EXHIBITS

            ( 1) Amended and Restated Master Trust Agreement of Registrant filed with initial N-14 filing on May 28, 1996
            ( 2) By-Laws of Registrant filed with initial N-14 filing on May 28, 1996
            ( 3)  Not applicable
           *( 4) Agreement and Plan of Reorganization dated May 16, 1996, included as Exhibit I of the Combined Proxy Statement and prospectus.
            ( 5) Specimen stock certificate of Registrant (incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement dated March 20, 1995).
           *( 6) (a)  Amended Investment Advisory Agreement, included as Exhibit
                      III of the Combined Proxy Statement and Prospectus
           *( 6) (b)  Sub-Advisory Agreement, included as Exhibit IV of the
                      Combined Proxy Statement and Prospectus
            ( 7) Not applicable
            ( 8) Not applicable
            ( 9) Copy of Custodian Agreement with Bankers Trust Company of New
                 York (incorporated by reference to Post Effective Amendment
                 No. 6 to Registration Statement dated October 9, 1996)
           *(10) 12b-1 Plan included as Exhibit V of the Combined Proxy
                 Statement and Prospectus
           *(11) Opinion and consent of counsel as to the legality of securities being registered
           *(12) Opinion and consent of counsel as to Federal tax matters
            (13) Not applicable
           *(14) Consent of independent public accountants, Arthur Andersen
            (15) Not applicable
           *(16) Power of Attorney
            (17) Not applicable

* Filed herewith.

ITEM 17.  UNDERTAKINGS

          The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used under the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                 SIGNATURE PAGE

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of San Antonio and State of Texas, on the 8th day of October, 1996.


Registrant:         ACCOLADE FUNDS/MEGATRENDS FUND

                    By: * /s/ Frank E. Holmes
                    ------------------------------------
                    PRESIDENT

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated:

       SIGNATURE                        TITLE                    DATE
------------------------      --------------------------    ---------------

* /s/ Frank E. Holmes
------------------------      President, Chief Executive    October 8, 1996
FRANK E. HOLMES               Officer, Trustee


* /s/ Richard E. Hughs
------------------------      Trustee                       October 8, 1996
RICHARD E. HUGHS


* /s/ Clark R. Mandigo
------------------------      Trustee                       October 8, 1996
CLARK R. MANDIGO


* BY: /s/ Thomas D. Tays
  ----------------------      Vice President,               October 8, 1996
  THOMAS D. TAYS              Secretary
  POWER OF ATTORNEY